UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05029

Name of Registrant: Legg Mason Income Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2006

Date of reporting period: June 30, 2006

Semi-Annual Report to Shareholders       1
To Our Shareholders,
   We are pleased to provide you with Legg Mason Income Trust’s semi-annual report for the period ended June 30, 2006, combining reports for the Legg Mason Core Bond Fund, High Yield Portfolio, Investment Grade Income Portfolio and Limited Duration Bond Portfolio.
   The following table summarizes key statistics for the Primary Class of each portfolio, as of June 30, 2006:

			Net Asset Value
	SEC YieldA	Average Life	Per Share

Core Bond	5.04%	9.62 years	$9.40
High Yield	7.11%	7.52 years	$8.95
Investment Grade	5.72%	10.16 years	$10.03
Limited Duration	4.94%	3.07 years	$10.11
   For the period ended June 30, 2006, total returns for the Primary Class of shares of the Core Bond, High Yield, Investment Grade and Limited Duration Portfolios were -1.22%, +3.77%, -1.15%, and +1.15%, respectively. Total returns for the Institutional Class of shares of the High Yield, Investment Grade and Limited Duration Portfolios were +4.08%, -0.90%, and +1.40%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio’s net asset value per share, plus dividends and any capital gain distributions.)
   For each of our Funds, historical performance is not indicative of future results, and the principal value of the Core Bond, High Yield, Investment Grade and Limited Duration Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   At a special meeting of shareholders of Legg Mason U.S. Government Money Market Portfolio, shareholders approved a Plan of Liquidation, Dissolution and Termination of the Fund. The Fund’s assets were liquidated on February 27, 2006. Details of the shareholder meeting results can be found in the notes to financial statements.

A	SEC yields are for the 30 days ended June 30, 2006, and are the average annualized net investment income per share for this period. Yields are subject to change at any time.

2      Semi-Annual Report to Shareholders

   Many of our shareholders regularly add to their Primary Class Fund holdings by authorizing automatic, monthly transfers from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish a dollar cost averaging plan should you wish to do so.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President
August 15, 2006

Semi-Annual Report to Shareholders       3
Expense Example
Core Bond Fund
   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2006, and held through June 30, 2006.
Actual Expenses
   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class:
Actual	$1,000.00	$987.80	$4.93
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.00% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

4      Semi-Annual Report to Shareholders
Performance Information
Core Bond Fund
   The graph on the following page compares the Fund’s total returns to that of a closely matched broad-based securities market index. The graph illustrates the cumulative total return of an initial $10,000 investment in the Fund’s Primary Class shares, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders       5
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-1.95%	-1.95%
Life of Class*	+1.62%	+0.69%

* Inception date: February 27, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Index returns are for the periods beginning February 29, 2004.

6      Semi-Annual Report to Shareholders
Performance Information — Continued
Portfolio Composition (as of June 30, 2006)B
Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

C	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders       7
Portfolio of Investments
Legg Mason Core Bond Fund
June 30, 2006 (Unaudited)
(Amounts in Thousands)

			Par/
	Rate	Maturity Date	Shares	Value

Long-Term Securities — 120.4%
Corporate Bonds and Notes — 23.4%
Aerospace/ Defense — 0.1%
Northrop Grumman Corporation	4.079%	11/16/06	$40	$40
United Technologies Corporation	5.400%	5/1/35	20	18

				58

Automotive — 2.1%
Ford Motor Company	7.450%	7/16/31	720	520
General Motors Corporation	8.250%	7/15/23	1,000	787
General Motors Corporation	8.375%	7/15/33	150	121

				1,428

Banking and Finance — 3.4%
Ford Motor Credit Company	4.950%	1/15/08	40	38
Ford Motor Credit Company	6.625%	6/16/08	190	181
Ford Motor Credit Company	7.375%	10/28/09	590	545
Ford Motor Credit Company	7.375%	2/1/11	230	206
Ford Motor Credit Company	7.250%	10/25/11	210	186
General Motors Acceptance Corporation	6.125%	8/28/07	230	228
General Motors Acceptance Corporation	5.625%	5/15/09	685	652
General Motors Acceptance Corporation	7.750%	1/19/10	110	109
HSBC Finance Corporation	4.125%	11/16/09	225	214
Residential Capital Corporation	6.125%	11/21/08	20	20

				2,379

Banks — 0.9%
Bank of America Corporation	3.875%	1/15/08	90	88
Bank of America Corporation	4.500%	8/1/10	120	115
Bank One Corporation	2.625%	6/30/08	335	316
Rabobank Capital Funding Trust II	5.260%	12/31/49	10	10	A,B
Rabobank Capital Funding Trust III	5.254%	12/29/49	20	18	A,B
Wachovia Capital Trust III	5.800%	3/15/42	100	97	B

				644

8      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Core Bond Fund — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Cable — 0.4%
Comcast Corporation	6.500%	1/15/15	$240	$242
Cox Communications, Inc.	3.875%	10/1/08	70	67

				309

Computer Services and Systems — N.M.
Electronic Data Systems Corporation	7.125%	10/15/09	10	10

Diversified Financial Services — 1.6%
CIT Group Inc.	4.000%	5/8/08	5	5
Citigroup Inc.	5.125%	2/14/11	230	225
General Electric Capital Corporation	4.250%	1/15/08	70	69
General Electric Capital Corporation	4.125%	9/1/09	90	86
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	650	627
Wells Fargo & Company	4.200%	1/15/10	105	100

				1,112

Electric — 0.7%
Dominion Resources, Inc.	4.750%	12/15/10	30	29
Dominion Resources, Inc.	5.700%	9/17/12	95	93
FirstEnergy Corp.	7.375%	11/15/31	285	306
Oncor Electric Delivery Company	6.375%	1/15/15	10	10
The Cleveland Electric Illuminating Company	5.650%	12/15/13	20	19

				457

Energy — 2.6%
Duke Energy Corporation	6.250%	1/15/12	50	51
Duke Energy Corporation	5.625%	11/30/12	90	89
Pacific Gas and Electric Company	6.050%	3/1/34	135	127
TXU Corp.	5.550%	11/15/14	20	18
TXU Corp.	6.550%	11/15/34	800	703
TXU Energy Co.	7.000%	3/15/13	770	786

				1,774

Environmental Services — 0.1%
Waste Management, Inc.	6.375%	11/15/12	85	87

Semi-Annual Report to Shareholders       9

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Food, Beverage and Tobacco — 0.5%
Altria Group, Inc.	7.000%	11/4/13	$155	$164
Anheuser-Busch Companies, Inc.	4.950%	1/15/14	155	147
Kraft Foods Inc.	5.625%	11/1/11	65	64

				375

Investment Banking/ Brokerage — 0.6%
Lehman Brothers Holdings Inc.	4.000%	1/22/08	115	112
Morgan Stanley	3.625%	4/1/08	190	184
The Goldman Sachs Group, Inc.	4.500%	6/15/10	70	67
The Goldman Sachs Group, Inc.	5.000%	1/15/11	40	38

				401

Media — 0.4%
Clear Channel Communications, Inc.	4.625%	1/15/08	30	29
Clear Channel Communications, Inc.	4.250%	5/15/09	50	47
Clear Channel Communications, Inc.	5.500%	9/15/14	15	14
Time Warner Inc.	6.875%	5/1/12	75	77
Time Warner Inc.	7.700%	5/1/32	75	82

				249

Medical Care Facilities — 0.9%
HCA, Inc.	5.750%	3/15/14	700	626

Oil and Gas — 1.9%
Amerada Hess Corporation	7.300%	8/15/31	245	260
Apache Corporation	6.250%	4/15/12	35	36
Conoco Inc.	6.950%	4/15/29	225	245
ConocoPhillips	4.750%	10/15/12	60	57
Devon Energy Corporation	7.950%	4/15/32	140	161
Kerr-McGee Corporation	6.875%	9/15/11	300	310
Pemex Project Funding Master Trust	6.625%	6/15/35	50	45	A

10      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Core Bond Fund — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Oil and Gas — Continued
XTO Energy, Inc.	7.500%	4/15/12	$145	$154
XTO Energy, Inc.	6.250%	4/15/13	20	20

				1,288

Paper and Forest Products — 0.3%
Weyerhaeuser Company	6.750%	3/15/12	235	240

Photo Equipment and Supplies — 0.8%
Eastman Kodak Company	7.250%	11/15/13	540	520

Retail — 0.5%
Target Corporation	5.400%	10/1/08	155	155
Wal-Mart Stores, Inc.	3.375%	10/1/08	190	181

				336

Special Purpose — 4.7%
ASIF Global Financing XIX	4.900%	1/17/13	40	38	A
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	95	92
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	50	52
Devon Financing Corp ULC	6.875%	9/30/11	10	10
Lilacs Repackaging 05-I	5.138%	1/15/64	500	477	A
Sprint Capital Corporation	4.780%	8/17/06	15	15
Sprint Capital Corporation	6.000%	1/15/07	270	270
Sprint Capital Corporation	8.375%	3/15/12	2,040	2,254
Verizon Global Funding Corp.	7.375%	9/1/12	35	37

				3,245

Telecommunications — 0.1%
AT&T Inc.	5.100%	9/15/14	90	84
BellSouth Corporation	4.750%	11/15/12	10	9

				93

Semi-Annual Report to Shareholders       11

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Transportation — 0.8%
JetBlue Airways Corporation	5.545%	8/15/16	$293	$292	C
JetBlue Airways Corporation	5.620%	11/15/16	300	295	C

				587

Total Corporate Bonds and Notes (Identified Cost — $17,152)				16,218

Asset-Backed Securities — 2.3%
Fixed Rate Securities — 0.4%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	196
MMCA Automobile Owner Trust 2002-4	3.050%	11/16/09	45	45

				241

Indexed SecuritiesC — 1.9%
AAA Trust 2005-2	5.423%	11/26/35	33	33	A
Ace Securities Corp. Home Equity Loan Trust, Series 2006-SL3	5.450%	6/25/36	600	600
Bayview Financial Acquisition Trust 2004-C	5.761%	5/28/44	384	385
Bayview Financial Acquisition Trust 2005-B	5.231%	4/28/39	82	82
Credit-Based Asset Servicing and Securitization 2005-RP1	5.503%	1/25/35	112	114	A
EQCC Trust 2002-1	5.623%	11/25/31	6	6
Morgan Stanley ABS Capital I 2005-WMC2	5.403%	2/25/35	9	9
Residential Asset Mortgage Product Inc. 2004-RPIA	5.623%	11/25/42	6	6	A
Wachovia Asset Securitization, Inc. 2002-HE1	5.693%	9/27/32	100	100

				1,335

Total Asset-Backed Securities (Identified Cost — $1,580)				1,576

12      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Core Bond Fund — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Mortgage-Backed Securities — 21.8%
Fixed Rate Securities — 2.8%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	$7	$7
Banc of America Commercial Mortgage Incorporated 2005-3	4.668%	7/10/43	500	459
Countrywide Alternative Loan Trust 2004-2 CB	4.250%	3/25/34	245	238
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	200	189
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4	4.918%	10/15/42	200	186
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	140	129
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	200	188
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	279	283	A
Morgan Stanley Capital I, Series 2005-HQ6	4.989%	8/13/42	240	225
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	89	89

				1,993

Indexed SecuritiesC — 17.7%
ABFS Mortgage Loan Trust 2003-2	5.823%	4/25/34	83	83	A
Banc of America Funding Corporation 2005-E	5.054%	6/20/35	456	457
Brazos Texas Higher Education Authority, Inc. 2005-1	4.990%	9/26/16	369	368
Countrywide Alternative Loan Trust 2005-17	5.583%	7/25/35	495	496
Countrywide Alternative Loan Trust 2005-38	5.673%	9/25/35	482	485
Countrywide Home Loans 2005-3, 1A2	5.613%	4/25/35	379	380

Semi-Annual Report to Shareholders       13

			Par/
	Rate	Maturity Date	Shares	Value

Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Home Loans 2005-9, 1A1	5.623%	5/25/35	$401	$403
Countrywide Home Loans 2005-11, 3A3	5.425%	4/25/35	405	408
Countrywide Home Loans 2005-11, 6A1	5.623%	3/25/35	340	342
DSLA Mortgage Loan Trust 2006-AR1 1A1A	5.063%	4/19/36	670	670
Greenpoint Mortgage Funding Trust 2005-AR1	5.543%	6/25/45	356	357
Greenpoint Mortgage Funding Trust 2005-AR4	5.583%	10/25/45	225	225
GSMPS Mortgage Loan Trust 2005-RP2	5.673%	3/25/35	315	317	A
Harborview Mortgage Loan Trust 2005-7	5.474%	6/19/45	553	555
Harborview Mortgage Loan Trust 2005-9	5.607%	6/20/35	428	430
Impac CMB Trust 2003-7	5.963%	8/25/33	147	147
IXIS Real Estate Capital Trust 2006-HE2	5.383%	8/25/36	678	678
Lehman XS Trust Series 2005-7N 1A1B	5.623%	12/25/35	346	347
Lehman XS Trust Series 2006-GP2 1A1A	5.393%	6/25/46	698	699
MSDWCC Heloc Trust 2005-1	5.513%	7/25/17	57	57
Thornburg Mortgage Securities Trust 2005-2 A1	5.543%	7/25/35	185	185
Thornburg Mortgage Securities Trust 2005-2 A2	5.553%	7/25/45	359	359
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6	5.553%	4/25/45	395	396
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8	5.593%	7/25/45	361	362
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.643%	8/25/45	1,177	1,181

14      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Core Bond Fund — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Mortgage-Backed Securities — Continued
Indexed Securities — Continued
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13	5.613%	10/25/45	$500	$503
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19	5.613%	12/25/45	724	727
Zuni Mortgage Loan Trust 2006-0A1	5.407%	7/25/36	600	600

				12,217

Stripped Securities — 0.1%
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.612%	5/28/40	1,285	57	D1,E

Variable Rate SecuritiesF — 1.2%
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.513%	6/25/34	200	190
Credit-Based Asset Servicing and Securitization 1999-3	6.665%	1/3/29	41	39	A
GE Commercial Mortgage Corporation 2005-C4	5.511%	11/10/45	360	348
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	149	141
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13	5.472%	1/12/43	100	96

				814

Total Mortgage-Backed Securities (Identified Cost — $15,251)				15,081

U.S. Government and Agency Obligations — 13.8%
Fixed Rate Securities — 8.9%
Fannie Mae	6.625%	9/15/09	160	166
Fannie Mae	5.200%	11/8/10	170	167
Fannie Mae	5.625%	5/19/11	290	289
Fannie Mae	4.610%	10/10/13	560	525

Semi-Annual Report to Shareholders       15

			Par/
	Rate	Maturity Date	Shares	Value

U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
Freddie Mac	4.625%	2/21/08	$170	$168
Freddie Mac	4.125%	10/18/10	40	38
Freddie Mac	4.750%	1/18/11	110	107
Freddie Mac	5.250%	2/24/11	340	334
Freddie Mac	4.650%	10/10/13	600	564
Freddie Mac	5.625%	11/23/35	210	191
United States Treasury Bonds	6.250%	8/15/23	300	331
United States Treasury Bonds	5.250%	11/15/28	20	20
United States Treasury Bonds	5.250%	2/15/29	340	338
United States Treasury Bonds	4.500%	2/15/36	1,103	989
United States Treasury Notes	3.750%	5/15/08	40	39
United States Treasury Notes	4.500%	2/15/09	60	59
United States Treasury Notes	4.125%	8/15/10	100	96
United States Treasury Notes	3.875%	2/15/13	800	745
United States Treasury Notes	4.500%	2/15/16	80	76
United States Treasury Notes	5.125%	5/15/16	900	899

				6,141

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/21	420	185	D2

Treasury Inflation-Protected SecuritiesG — 4.6%
United States Treasury Inflation-Protected Security	3.375%	1/15/12	79	83
United States Treasury Inflation-Protected Security	2.000%	1/15/14	71	69
United States Treasury Inflation-Protected Security	2.000%	1/15/16	345	330
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,945	1,893
United States Treasury Inflation-Protected Security	2.000%	1/15/26	568	520

16      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Core Bond Fund — Continued

			Par/
	Rate	Maturity Date	Shares	Value

U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	3.875%	4/15/29	$233	$288

				3,183

Total U.S. Government and Agency Obligations (Identified Cost — $9,854)				9,509

U.S. Government Agency Mortgage-Backed Securities — 50.8%
Fixed Rate Securities — 50.8%
Fannie Mae	5.500%	12/1/17 to 9/1/35	1,234	1,189
Fannie Mae	5.000%	10/1/20 to 6/1/36	2,199	2,099
Fannie Mae	6.000%	3/1/32 to 12/1/35	2,179	2,150
Fannie Mae	6.500%	12/1/34	308	311
Fannie Mae	4.500%	9/1/35	97	87
Fannie Mae	5.000%	12/1/36	9,000	8,411	H
Fannie Mae	5.500%	12/1/36	5,250	5,041	H
Fannie Mae	6.000%	12/1/16 to 12/1/36	6,990	6,884	H
Fannie Mae	6.500%	12/1/36	2,350	2,362	H
Freddie Mac	4.500%	4/1/19	300	284
Freddie Mac	5.000%	7/1/20 to 9/1/35	1,444	1,383
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	783	778
Government National Mortgage Association	6.500%	2/15/32	313	317
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	1,002	950
Government National Mortgage Association	5.500%	2/15/35	2,869	2,782
Government National Mortgage Association	5.000%	12/1/36	100	94	H

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $35,695)				35,122

Semi-Annual Report to Shareholders       17

			Par/
	Rate	Maturity Date	Shares	Value

Yankee BondsI — 7.9%
Banking and Finance — 0.2%
Eksportfinans ASA	5.500%	5/25/16	$160	$159

Banks — 1.3%
Glitnir Banki HF	6.693%	6/15/16	120	119	A,B
Kaupthing Bank Hf	5.758%	4/12/11	270	270
Kaupthing Bank Hf	7.125%	5/19/16	440	440	A
Shinsei Finance Cayman Limited	6.418%	1/29/49	100	94	A,B

				923

Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	90	80

Foreign Governments — 2.4%
Russian Federation	5.000%	3/31/30	860	915	B
United Mexican States	5.625%	1/15/17	4	4
United Mexican States	8.300%	8/15/31	120	138
United Mexican States	7.500%	4/8/33	572	608

				1,665

Investment Banking/ Brokerage — 0.2%
BNP Paribas NY	6.875%	3/1/09	110	113

Manufacturing (Diversified) — 2.1%
Tyco International Group SA	6.375%	10/15/11	45	46
Tyco International Group SA	6.000%	11/15/13	100	99
Tyco International Group SA	7.000%	6/15/28	10	11
Tyco International Group SA	6.875%	1/15/29	1,235	1,273

				1,429

Special Purpose — 1.2%
Anadarko Finance Company	6.750%	5/1/11	125	128
Apache Finance Canada Corporation	4.375%	5/15/15	60	54
Banagricola DPR Funding Ltd.	6.250%	3/15/10	188	190	A,C
ChevronTexaco Capital Company	3.500%	9/17/07	140	137
Conoco Funding Company	6.350%	10/15/11	10	10

18      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Core Bond Fund — Continued

			Par/
	Rate	Maturity Date	Shares		Value

Yankee Bonds — Continued
Special Purpose — Continued
Deutsche Telekom International Finance BV	5.750%	3/23/16	$75		$71
MUFG Capital Finance 1 Limited	6.346%	7/25/49	100		97	B
Resona PFD Global Securities	7.191%	12/29/49	140		140	A,B

					827

Telecommunications — 0.4%
British Telecommunications plc	8.375%	12/15/10	100		110
Koninklijke (Royal) KPN NV	8.000%	10/1/10	80		85
Telecom Italia Capital S.p.A.	4.950%	9/30/14	70		62
Telecom Italia Capital S.p.A.	5.250%	10/1/15	20		18

					275

Total Yankee Bonds (Identified Cost — $5,538)					5,471

Preferred Stocks — 0.4%
Fannie Mae	5.375%		0.001	shs	93	J
General Motors Corporation	5.250%		8		153	J

Total Preferred Stocks (Identified Cost — $245)					246

Total Long-Term Securities (Identified Cost — $85,315)					83,223

Short-Term Securities — 13.5%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	9/25/06	$139		137	K,L

Yankee BondsI — 0.1%
Government of Canada	0.000%	9/20/06	90		89	K

Semi-Annual Report to Shareholders       19

	Par/
	Shares		Value

Options PurchasedM — 0.1%
Eurodollar Futures Call, December 2006, Strike Price $94.50	23	N	6
Eurodollar Futures Call, September 2006, Strike Price $94.00	34	N	36
Eurodollar Futures Call, September 2006, Strike Price $94.50	16	N	3
U.S. Treasury Bond Futures Call, September 2006, Strike Price $108.00	2	N	1

			46

Repurchase Agreements — 13.1%
Lehman Brothers, Inc. 5.05%, dated 6/30/06, to be repurchased at $4,528 on 7/3/06 (Collateral: $4,625 Freddie Mac notes, 6.4%, due 5/2/16, value $4,617)	$4,526		4,526
Merrill Lynch Government Securities, Inc. 5.14%, dated 6/30/06, to be repurchased at $4,527 on 7/3/06 (Collateral: $11,145 Resolution Funding Co. principal-only securities, due 7/15/17 to 1/15/30, value $4,615)	4,525		4,525

			9,051

Total Short-Term Securities (Identified Cost — $9,409)			9,323

Total Investments — 133.9% (Identified Cost — $94,724)			92,546
Other Assets Less Liabilities — (33.9)%			(23,432)

Net Assets — 100.0%			$69,114

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedM
Eurodollar Futures	September 2006	28	$(20)
Eurodollar Futures	December 2006	5	(7)
Eurodollar Futures	March 2008	4	(3)
U.S. Treasury Note Futures	September 2006	78	(35)
U.S. Treasury Note Futures	September 2006	13	(8)

			$(73)

Futures Contracts WrittenM
U.S. Treasury Bond Futures	September 2006	16	$5

20      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Core Bond Fund — Continued

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Option WrittenM
Eurodollar Futures Call, Strike Price $94.75	September 2006	41	$8
Eurodollar Futures Call, Strike Price $94.875	September 2006	6	1
Eurodollar Futures Call, Strike Price $95.00	September 2006	45	9
Eurodollar Futures Call, Strike Price $95.25	September 2006	4	1
Eurodollar Futures Call, Strike Price $95.50	September 2006	5	2
Eurodollar Futures Put, Strike Price $94.50	September 2006	3	(1)
Eurodollar Futures Put, Strike Price $94.625	September 2006	10	(3)
U.S. Treasury Bond Futures Call, Strike Price $109.00	September 2006	6	3
U.S. Treasury Bond Futures Call, Strike Price $111.00	September 2006	12	8
U.S. Treasury Bond Futures Call, Strike Price $113.00	September 2006	4	4
U.S. Treasury Bond Futures Put, Strike Price $104.00	September 2006	6	2
U.S. Treasury Bond Futures Put, Strike Price $105.00	September 2006	7	1
U.S. Treasury Bond Futures Put, Strike Price $108.00	September 2006	3	(2)
U.S. Treasury Bond Futures Put, Strike Price $100.00	December 2006	13	3
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2006	3	1
U.S. Treasury Note Futures Call, Strike Price $104.50	September 2006	17	4
U.S. Treasury Note Futures Call, Strike Price $105.00	September 2006	9	2
U.S. Treasury Note Futures Call, Strike Price $105.50	September 2006	1	0.2

Semi-Annual Report to Shareholders       21

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Option Written — Continued
U.S. Treasury Note Futures Call, Strike Price $106.00	September 2006	3	$1
U.S. Treasury Note Futures Call, Strike Price $107.00	September 2006	34	13
U.S. Treasury Note Futures Call, Strike Price $108.00	September 2006	17	7
U.S. Treasury Note Futures Call, Strike Price $109.00	September 2006	6	2
U.S. Treasury Note Futures Call, Strike Price $110.00	September 2006	5	3
U.S. Treasury Note Futures Call, Strike Price $105.00	December 2006	4	(0.2)
U.S. Treasury Note Futures Call, Strike Price $107.00	December 2006	4	(0.1)
U.S. Treasury Note Futures Call, Strike Price $109.00	December 2006	4	1
U.S. Treasury Note Futures Put, Strike Price $103.50	September 2006	2	(0.3)

			$70

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.5% of net assets.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

C	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of June 30, 2006.

D	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

E	Illiquid security valued at fair value under procedures approved by the Board of Directors.

F	The coupon rates shown on variable rate securities are the rates at June 30, 2006. These rates vary with the weighted average coupon of the underlying loans.

G	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

22      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Core Bond Fund — Continued

H	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity have not yet been announced.

I	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

J	Convertible Security — Security may be converted into the issuer’s common stock.

K	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

L	Collateral to cover options and futures contracts.

M	Options and futures are described in more detail in the notes to financial statements.

N	Par represents actual number of contracts.
N.M. — Not meaningful.
See notes to financial statements.

Semi-Annual Report to Shareholders       23
Statement of Assets and Liabilities
Core Bond Fund
June 30, 2006
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (Identified Cost – $85,315)		$83,223
Short-term securities at value (Identified Cost – $9,409)		9,323
Cash		1
Receivable for securities sold		2,998
Receivable for fund shares sold		198
Receivable for futures variation margin		14
Interest and dividends receivable		607

Total assets		96,364
Liabilities:
Payable for securities purchased	$25,906
Payable for fund shares repurchased	1,079
Income distribution payable	138
Written options at market value (Proceeds – $109)	39
Accrued management fee	3
Accrued distribution and service fees	29
Accrued expenses	56

Total liabilities		27,250

Net Assets		$69,114

Net assets consist of:
Accumulated paid-in capital applicable to:
7,350 Primary Class shares outstanding		$72,952
Overdistribution of net investment income		—	A
Accumulated net realized loss on investments, options, and futures		(1,662)
Unrealized appreciation/(depreciation) of investments, options and futures		(2,176)

Net Assets		$69,114

Net Asset Value Per Share:
Primary Class		$9.40

A	Amount less than $1.
See notes to financial statements.

24      Semi-Annual Report to Shareholders
Statement of Operations
Core Bond Fund
For the Six Months Ended June 30, 2006
(Amounts in Thousands) (Unaudited)

Investment Income:

Interest	$1,787
Dividends	8

Total income			$1,795

Expenses:

Management fees	160
Distribution and service fees
Primary Class	178
Audit and legal fees	32
Custodian fees	50
Directors’ fees and expenses	14
Registration fees	14
Reports to shareholders	20
Transfer agent and shareholder servicing expense	25
Other expenses	14

	507
Less: Fees waived	(149)
Compensating balance credits	(3	) A

Total expenses, net of waivers and compensating balance credits			355

Net Investment Income			1,440

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	(434)
Options	110
Futures	(603)

			(927)
Change in unrealized appreciation/(depreciation) of investments, options and futures			(1,364)

Net Realized and Unrealized Loss on Investments			(2,291)

Change in Net Assets Resulting From Operations			$(851)

A	See note 1, Compensating Balance Credits, in the notes to financial statements.
See notes to financial statements.

Semi-Annual Report to Shareholders       25
Statement of Changes in Net Assets
Core Bond Fund
(Amounts in Thousands)

	For the		For the
	Six Months Ended		Year Ended
	6/30/06		12/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$1,440		$2,333
Net realized loss on investments, options and futures	(927)		(663)
Change in unrealized depreciation of investments, options and futures	(1,364)		(1,045)

Change in net assets resulting from operations	(851)		625
Distributions to shareholders:
From net investment income:
Primary Class	(1,440)		(2,400)
From net realized gain on investments:
Primary Class	—		(11)
Change in net assets from Fund share transactions:
Primary Class	(420)		9,838

Change in net assets	(2,711)		8,052
Net Assets:
Beginning of period	71,825		63,773

End of period	$69,114		$71,825

Overdistribution of net investment income	$—	A	$—	A

A	Amount less than $1.
See notes to financial statements.

26      Semi-Annual Report to Shareholders
Financial Highlights
Core Bond Fund
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months
	Ended		Year Ended December 31,
	June 30,
	2006		2005	2004A

	(Unaudited)
Net asset value, beginning of period	$9.71		$9.95	$10.00

Investment operations:
Net investment income	.19		.32	.18
Net realized and unrealized gain/(loss) on investments	(.31)		(.23)	.004

Total from investment operations	(.12)		.09	.18

Distributions:
From net investment income	(.19)		(.33)	(.21)
From net realized gain on investments	—		(.002)	(.02)

Total distributions	(.19)		(.33)	(.23)

Net asset value, end of period	$9.40		$9.71	$9.95

Total return	(1.22	)%B	.94%	1.90	%B
Ratios to Average Net Assets:C
Total expenses	1.43	%D	1.38%	1.56	%D
Expenses net of waivers, if any	1.01	%D	1.00%	1.00	%D
Expenses net of all reductions	1.00	%D	1.00%	1.00	%D
Net investment income	4.06	%D	3.29%	2.50	%D
Supplemental Data:
Portfolio turnover rate	208.4	%B	435.7%	233.8	%B
Net assets, end of period (in thousands)	$69,114		$71,825	$63,773

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.

B	Not annualized.

C	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
See notes to financial statements.

Semi-Annual Report to Shareholders       27
Expense Example
High Yield Portfolio
   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2006, and held through June 30, 2006.
Actual Expenses
   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class:
Actual	$1,000.00	$1,037.70	$7.33
Hypothetical (5% return before expenses)	1,000.00	1,017.60	7.25
Institutional Class:
Actual	$1,000.00	$1,040.80	$4.81
Hypothetical (5% return before expenses)	1,000.00	1,020.08	4.76

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.45% and 0.95% for the Primary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

28      Semi-Annual Report to Shareholders
Performance Information
High Yield Portfolio
   The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders       29
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+5.81%	+5.81%
Five Years	+36.05%	+6.35%
Ten Years	+52.13%	+4.28%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A market value-weighted index that tracks the daily price, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. The index limits the maximum exposure to any one issuer to 2%.

B	A market value-weighted index that tracks the daily price, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.

30      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $1,000,000 Investment — Institutional Class
 Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+6.41%	+6.41%
Five Years	+39.21%	+6.84%
Life of Class*	+19.09%	+2.17%

*Inception date: May 5, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning April 30, 1998.

Semi-Annual Report to Shareholders       31
Portfolio Composition (as of June 30, 2006)D
Standard & Poor’s Debt RatingsE (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

D	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

E	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

32      Semi-Annual Report to Shareholders
Portfolio of Investments
High Yield Portfolio
June 30, 2006 (Unaudited)
(Amounts in Thousands)

			Par/
	Rate	Maturity Date	Shares	Value

Long-Term Securities — 97.7%
Corporate Bonds and Notes — 85.8%
Advertising — 1.3%
Affinion Group Inc.	10.125%	10/15/13	$790	$794	A
R.H. Donnelley Corp.	6.875%	1/15/13	525	483	A
R.H. Donnelley Corp.	6.875%	1/15/13	960	883	A

				2,160

Aerospace and Defense — 1.1%
Alliant Techsystems Inc.	6.750%	4/1/16	490	472
DRS Technologies, Inc.	6.625%	2/1/16	340	329
DRS Technologies, Inc.	7.625%	2/1/18	470	467
TransDigm Inc.	7.750%	7/15/14	460	458	A

				1,726

Apparel — 1.6%
Levi Strauss & Co.	9.750%	1/15/15	750	750
Levi Strauss & Co.	8.875%	4/1/16	50	48	A
Oxford Industries, Inc.	8.875%	6/1/11	891	891
Russell Corporation	9.250%	5/1/10	858	897

				2,586

Auto and Automotive Parts — 1.9%
Commercial Vehicle Group, Inc	8.000%	7/1/13	590	565
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,260	1,191
TRW Automotive	9.375%	2/15/13	260	276
Visteon Corporation	8.250%	8/1/10	1,164	1,088

				3,120

Automotive — 0.7%
Ford Motor Company	7.450%	7/16/31	285	206
General Motors Corporation	8.375%	7/15/33	1,180	950

				1,156

Semi-Annual Report to Shareholders       33

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Banking and Finance — 3.8%
Ford Motor Credit Company	7.375%	2/1/11	$1,775	$1,589
General Motors Acceptance Corporation	6.875%	8/28/12	640	603
General Motors Acceptance Corporation	8.000%	11/1/31	4,100	3,941

				6,133

Building Materials — 2.9%
Associated Materials Incorporated	11.250%	3/1/14	1,650	994
Interface, Inc.	10.375%	2/1/10	943	1,031
K Hovnanian Enterprises Inc.	6.250%	1/15/16	1,240	1,076
K Hovnanian Enterprises Inc.	8.625%	1/15/17	90	89
Nortek, Inc.	8.500%	9/1/14	1,140	1,103
NTK Holdings, Inc.	0.000%	3/1/14	265	192	B
U.S. Concrete, Inc.	8.375%	4/1/14	85	84	A

				4,569

Cable — 3.7%
Charter Communications Holdings, LLC	8.625%	4/1/09	170	131
Charter Communications Holdings, LLC	10.750%	10/1/09	1,000	790
Charter Communications Holdings, LLC	9.625%	11/15/09	360	277
Charter Communications Holdings, LLC	10.250%	9/15/10	1,215	1,218
CSC Holdings Inc.	7.250%	4/15/12	965	931	A
CSC Holdings Inc.	7.875%	2/15/18	430	429
EchoStar DBS Corporation	5.750%	10/1/08	90	88
EchoStar DBS Corporation	6.625%	10/1/14	950	893
EchoStar DBS Corporation	7.125%	2/1/16	330	318	A
LodgeNet Entertainment Corporation	9.500%	6/15/13	782	833

				5,908

34      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
High Yield Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Casino Resorts — 3.0%
Boyd Gaming Corporation	8.750%	4/15/12	$340	$356
Boyd Gaming Corporation	6.750%	4/15/14	180	171
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,660	1,764
Pinnacle Entertainment, Inc.	8.250%	3/15/12	800	802
Premier Entertainment Biloxi LLC	10.750%	2/1/12	1,681	1,735

				4,828

Chemicals — 0.3%
Westlake Chemical Corporation	6.625%	1/15/16	525	485

Coal — 0.9%
Alpha Natural Resources LLC	10.000%	6/1/12	1,010	1,081
International Coal Group, Inc.	10.250%	7/15/14	400	399	A

				1,480

Computer Services and Systems — 1.2%
Activant Solutions, Inc.	9.500%	5/1/16	275	266	A
Sungard Data Systems Incorporated	10.250%	8/15/15	1,620	1,675	A

				1,941

Containers and Packaging — 1.9%
Graham Packaging Company Inc.	8.500%	10/15/12	174	171
Graham Packaging Company Inc.	9.875%	10/15/14	596	590
Graphic Packaging International Corp.	9.500%	8/15/13	954	944
Owens Brockway Glass Containers	8.750%	11/15/12	440	458
Plastipak Holdings Inc.	8.500%	12/15/15	840	840	A

				3,003

Diversified Financial Services — 0.6%
CitiSteel USA, Inc.	12.490%	9/1/10	790	816	C
CitiSteel USA, Inc.	15.000%	10/1/10	155	155	A,D

				971

Semi-Annual Report to Shareholders       35

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Drug and Grocery Store Chains — 0.7%
Delhaize America, Inc.	8.125%	4/15/11	$464	$488
Delhaize America, Inc.	9.000%	4/15/31	630	691

				1,179

Educational Services — 0.2%
Education Management LLC	8.750%	6/1/14	390	386	A

Electric — 1.4%
Mirant Americas Generation, LLC	8.300%	5/1/11	950	938
The AES Corporation	7.750%	3/1/14	405	407
The AES Corporation	9.000%	5/15/15	763	820	A

				2,165

Electronics — 1.6%
Amkor Technology, Inc.	2.500%	5/15/11	655	604	E
L-3 Communications Corporation	6.375%	10/15/15	1,260	1,203
Rayovac Corporation	8.500%	10/1/13	957	818

				2,625

Energy — 3.8%
Edison Mission Energy	7.500%	6/15/13	95	93	A
Edison Mission Energy	7.750%	6/15/16	520	511	A
Elwood Energy LLC	8.159%	7/5/26	1,007	1,089
Midwest Generation LLC	8.560%	1/2/16	1,241	1,303
NRG Energy, Inc.	7.375%	2/1/16	2,170	2,116
Sierra Pacific Resources	6.750%	8/15/17	980	926

				6,038

Entertainment — 0.5%
Blockbuster Inc.	9.000%	9/1/12	440	410
Warner Music Group	7.375%	4/15/14	420	408

				818

36      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
High Yield Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Food, Beverage and Tobacco — 0.9%
Domino’s, Inc.	8.250%	7/1/11	$814	$845
Reynolds American Inc.	6.500%	7/15/10	580	561	A

				1,406

Funeral Parlors and Cemeteries — 0.3%
Service Corporation International	8.000%	6/15/17	480	449	A

Gaming — 0.8%
River Rock Entertainment Authority	9.750%	11/1/11	1,290	1,358

Gas and Pipeline Utilities — 2.8%
ANR Pipeline, Inc.	9.625%	11/1/21	282	329
Colorado Interstate Gas Company	6.800%	11/15/15	500	482
Dynegy Holdings Inc.	8.750%	2/15/12	180	183
Southern Natural Gas Company	8.000%	3/1/32	415	429
The Williams Companies, Inc.	7.500%	1/15/31	440	424
The Williams Companies, Inc.	8.750%	3/15/32	2,351	2,557

				4,404

Health Care — 2.0%
Tenet Healthcare Corporation	9.875%	7/1/14	2,417	2,417
Tenet Healthcare Corporation	9.250%	2/1/15	770	756	A

				3,173

Homebuilding — 0.9%
Beazer Homes USA, Inc.	8.625%	5/15/11	265	267
Beazer Homes USA, Inc.	8.375%	4/15/12	230	230
Beazer Homes USA, Inc.	8.125%	6/15/16	515	495	A
Kimball Hill Inc.	10.500%	12/15/12	490	453

				1,445

Insurance — 0.4%
Crum & Forster Holdings Corp.	10.375%	6/15/13	700	712

Semi-Annual Report to Shareholders       37

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Investment Banking/ Brokerage — 0.5%
E*Trade Financial Corporation	7.375%	9/15/13	$450	$450
E*Trade Financial Corporation	7.875%	12/1/15	332	340

				790

Lodging/ Hotels — 0.3%
Host Marriott Corporation	6.750%	6/1/16	420	401	A

Machinery — 0.5%
Terex Corporation	7.375%	1/15/14	760	756

Manufacturing (Diversified) — 0.8%
Jacuzzi Brands Incorporated	9.625%	7/1/10	1,150	1,215

Media — 3.2%
AMC Entertainment Inc.	11.000%	2/1/16	1,120	1,198
CMP Susquehanna Corp.	9.875%	5/15/14	130	121	A
Lamar Media Corporation	6.625%	8/15/15	460	426
LIN Television Corporation	6.500%	5/15/13	435	397
LIN Television Corporation	6.500%	5/15/13	250	228
PRIMEDIA Inc.	8.875%	5/15/11	1,270	1,219
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	865	878
XM Satellite Radio Inc.	9.649%	5/1/13	170	156	A,C
XM Satellite Radio Inc.	9.750%	5/1/14	545	499	A

				5,122

Medical Care Facilities — 1.4%
DaVita, Inc.	7.250%	3/15/15	1,160	1,114
HCA, Inc.	9.000%	12/15/14	270	293
HCA, Inc.	7.690%	6/15/25	330	312
HCA, Inc.	7.500%	11/6/33	425	388
HCA, Inc.	7.500%	11/15/95	155	129

				2,236

38      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
High Yield Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Medical Products — 0.2%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	$100	$101	F
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	170	172

				273

Metals — 0.5%
Metals USA, Inc.	11.125%	12/1/15	665	728	A

Oil and Gas — 9.9%
Belden & Blake Corporation	8.750%	7/15/12	2,055	2,086
Chesapeake Energy Corporation	7.625%	7/15/13	375	377
Chesapeake Energy Corporation	6.500%	8/15/17	205	187
Chesapeake Energy Corporation	6.250%	1/15/18	810	739
El Paso Corporation	7.750%	6/15/10	230	234	A
El Paso Corporation	8.050%	10/15/30	950	952
El Paso Corporation	7.800%	8/1/31	2,150	2,088
Encore Acquisition Company	6.250%	4/15/14	160	147
Encore Acquisition Company	6.000%	7/15/15	310	279
Encore Acquisition Company	7.250%	12/1/17	400	384
Exco Resources, Inc.	7.250%	1/15/11	810	777
Kerr-Mcgee Corporation	6.950%	7/1/24	940	945
Mariner Energy Inc.	7.500%	4/15/13	295	284	A
Petrohawk Energy Corporation	9.125%	7/15/13	390	388	A
Plains Exploration & Production Company	7.125%	6/15/14	810	798
Pogo Producing Company	6.875%	10/1/17	910	843
Pride International, Inc.	7.375%	7/15/14	940	945
SemGroup, L.P.	8.750%	11/15/15	1,030	1,025	A
SESI, L.L.C	6.875%	6/1/14	30	29	A
Stone Energy Corporation	8.250%	12/15/11	230	232
Stone Energy Corporation	6.750%	12/15/14	285	286

Semi-Annual Report to Shareholders       39

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Oil and Gas — Continued
Suburban Propane Partners LP	6.875%	12/15/13	$1,110	$1,038
Whiting Peteroleum Corporation	7.000%	2/1/14	820	775

				15,838

Paper and Forest Products — 1.3%
Appleton Papers Inc.	9.750%	6/15/14	830	838
Glatfelter	7.125%	5/1/16	160	158	A
NewPage Corporation	12.000%	5/1/13	1,085	1,123

				2,119

Personal Products — 0.1%
Playtex Products, Inc.	8.000%	3/1/11	230	238

Pet Products — 0.2%
Nutro Products, Inc.	9.230%	10/15/13	90	92	A,E
Nutro Products, Inc.	10.750%	4/15/14	190	195	A

				287

Pharmaceuticals — 0.6%
Leiner Health Products Inc.	11.000%	6/1/12	940	889

Printing and Copying Services — 0.4%
Xerox Corporation	6.400%	3/15/16	620	585

Real Estate — 1.0%
Forest City Enterprises, Inc.	6.500%	2/1/17	830	776
Ventas, Inc.	8.750%	5/1/09	475	499
Ventas, Inc.	6.750%	6/1/10	200	198
Ventas, Inc.	9.000%	5/1/12	158	173

				1,646

Rental and Lease Services — 1.9%
Avis Budget Car Rental Llc	7.625%	5/15/14	110	107	A
Hertz Corporation	8.875%	1/1/14	470	482	A

40      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
High Yield Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Rental and Lease Services — Continued
Hertz Corporation	10.500%	1/1/16	$1,290	$1,367	A
NationsRent Inc.	9.500%	10/15/10	1,090	1,161

				3,117

Retail — 2.8%
American Greetings Corporation	7.375%	6/1/16	60	60
Brookstone Company Inc.	12.000%	10/15/12	810	713	A
El Pollo Loco, Inc.	11.750%	11/15/13	570	651	A
FTD, Inc.	7.750%	2/15/14	425	419
Norcraft Companies	9.000%	11/1/11	1,420	1,445
The Neiman Marcus Group, Inc.	9.000%	10/15/15	1,090	1,139	A

				4,427

Special Purpose — 9.0%
AAC Group Holding Corp.	0.000%	10/1/12	1,820	1,420	B
CCM Merger Inc.	8.000%	8/1/13	165	156	A
Denny’s Holdings, Inc.	10.000%	10/1/12	350	348
Di Finance Corporation	9.500%	2/15/13	1,460	1,518
H & E Equipment Services LLC	11.125%	6/15/12	1,444	1,595
H-Lines Finance Holding Corp.	0.000%	4/1/13	994	852	B
Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance, ULC	9.000%	7/15/14	790	800
Hughes Network Systems Llc	9.500%	4/15/14	355	348	A
Milacron Escrow Corporation	11.500%	5/15/11	1,665	1,544
Rainbow National Services LLC	8.750%	9/1/12	510	535	A
Rainbow National Services LLC	10.375%	9/1/14	360	399	A
Standard Aero Holdings Inc.	8.250%	9/1/14	1,405	1,251
UCAR Finance Inc.	10.250%	2/15/12	435	459
UGS Corporation	10.000%	6/1/12	900	968
Vanguard Health Holding Company I LLC	11.250%	10/1/15	475	335	B
Vanguard Health Holding Company II LLC	9.000%	10/1/14	1,605	1,601
Visant Holding Corporation	8.750%	12/1/13	330	318	A

				14,447

Semi-Annual Report to Shareholders       41

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Steel Products — 1.1%
Chaparral Steel Company	10.000%	7/15/13	$790	$861
Rathgibson Inc.	11.250%	2/15/14	835	860	A

				1,721

Telecommunications — 4.0%
Cincinnati Bell Inc.	7.000%	2/15/15	699	659
Cincinnati Bell Inc.	6.300%	12/1/28	330	285
Citizens Communications Company	9.000%	8/15/31	505	511
Hawaiian Telcom Communications, Inc.	12.500%	5/1/15	1,810	1,896
Qwest Communications International Inc.	7.250%	2/15/11	703	682
Qwest Communications International Inc.	7.500%	2/15/14	620	605
Qwest Corporation	7.875%	9/1/11	830	840
Windstream Corporation	8.625%	8/1/16	925	946	A

				6,424

Telecommunications (Cellular/ Wireless) — 0.7%
Rural Cellular Corporation	9.875%	2/1/10	490	504
Ubiquitel Operating Company	9.875%	3/1/11	610	663

				1,167

Transportation — 4.2%
American Airlines, Inc.	7.800%	10/1/06	830	831
American Commercial Lines Llc	9.500%	2/15/15	500	548
Gulfmark Offshore, Inc.	7.750%	7/15/14	820	799
Horizon Lines, LLC	9.000%	11/1/12	428	434
Kansas City Southern Railway	7.500%	6/15/09	710	710
Progress Rail Corp.	8.500%	4/1/12	900	972	A
United Air Lines, Inc.	7.811%	10/1/09	344	358

42      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
High Yield Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Transportation — Continued
United Air Lines, Inc.	7.032%	10/1/10	$566	$573
United Air Lines, Inc.	7.186%	10/1/12	1,488	1,500

				6,725

Total Corporate Bonds and Notes (Identified Cost — $139,277)				137,375

Mortgage-Backed Securities — 0.3%
Blackrock Capital Finance L.P. 1996-R1	9.515%	9/25/26	550	330
Blackrock Capital Finance L.P. 1997-R1	7.750%	3/25/37	472	99	A
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	174	17

Total Mortgage-Backed Securities (Identified Cost — $768)				446

Yankee BondsG — 10.5%
Cable — 0.7%
Rogers Cable Inc.	5.500%	3/15/14	790	701
Rogers Cable Inc.	6.750%	3/15/15	530	505

				1,206

Chemicals — 0.6%
Basell AF SCA	8.375%	8/15/15	980	942	A

Electric — 0.6%
AES China Generating Co. Ltd.	8.250%	6/26/10	995	984

Foreign Governments — 0.2%
Federative Republic of Brazil	8.000%	1/15/18	310	327

Semi-Annual Report to Shareholders       43

			Par/
	Rate	Maturity Date	Shares	Value

Yankee Bonds — Continued
Media — 1.8%
Kabel Deutschland GmbH	10.625%	7/1/14	$1,200	$1,266	A
Quebecor Media Inc.	7.750%	3/15/16	1,325	1,299	A
Quebecor World Capital Corp.	8.750%	3/15/16	340	310	A

				2,875

Oil and Gas — 0.8%
Utilicorp Canada Finance Corp	7.750%	6/15/11	510	528
Western Oil Sands Inc.	8.375%	5/1/12	640	680

				1,208

Paper and Forest Products — 0.4%
Domtar Inc.	7.875%	10/15/11	450	423
Domtar Inc.	5.375%	12/1/13	310	251

				674

Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc.	7.750%	4/1/14	370	353	A

Semiconductor Equipment and Production — 0.5%
MagnaChip Semiconductor S.A.	8.000%	12/15/14	880	730

Services — 0.5%
Compagnie Generale de Geophysique SA (CGG)	7.500%	5/15/15	780	763

Special Purpose — 0.5%
Montell Finance Co BV	8.100%	3/15/27	850	769	A

44      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
High Yield Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares		Value

Yankee Bonds — Continued
Telecommunications — 2.4%
Intelsat (Bermuda), Ltd.	7.625%	4/15/12	$1,040		$858
Intelsat (Bermuda), Ltd.	9.250%	6/15/16	635		656	A
Intelsat (Bermuda), Ltd.	11.250%	6/15/16	1,145		1,173	A
Nordic Telephone Company Holding	8.875%	5/1/16	380		391	A
Wind Acquisition Finance SA	10.750%	12/1/15	790		839	A

					3,917

Telecommunications (Cellular/ Wireless) — 0.2%
Rogers Wireless	7.250%	12/15/12	330		333

Transportation — 1.1%
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)	9.375%	5/1/12	370		394
OMI Corporation	7.625%	12/1/13	966		964
Teekay Shipping Corporation	8.875%	7/15/11	376		394

					1,752

Total Yankee Bonds (Identified Cost — $17,273)					16,833

Common Stocks — N.M.
Washington Group International, Inc.			0.3	shs	18

Total Common Stocks (Identified Cost — $0)					18

Preferred Stocks — 1.1%
Chespeake Energy Corporation	6.250%		1		174
Paxson Communications Corporation	14.250%		0.2		1,643	D,H

Total Preferred Stocks (Identified Cost — $1,695)					1,817

Semi-Annual Report to Shareholders       45

	Par/
	Shares		Value

Warrants — N.M.
Next Generation Network, Inc.	16	wts	$0.2	I

Total Warrants (Identified Cost — $237)			0.2

Total Long-Term Securities (Identified Cost — $159,250)			156,489

Short-Term Securities — 2.6%
Repurchase Agreements — 2.6%
Goldman, Sachs & Company 5.21%, dated 6/30/06, to be repurchased at $2,092 on 7/3/06 (Collateral: $2,255 Fannie Mae notes, 4.375%, due 7/17/13 value $2,134)	$2,091		2,091
Lehman Brothers, Inc. 5.05%, dated 6/30/06, to be repurchased at $2,092 on 7/3/06 (Collateral: $9,225 Federal Home Loan Bank zero-coupon bonds, due 9/29/28, value $2,133)	2,091		2,091

Total Short-Term Securities (Identified Cost — $4,182)			4,182

Total Investments — 100.3% (Identified Cost — $163,432)			160,671
Other Assets Less Liabilities — (0.3)%			(484)

Net Assets — 100.0%			$160,187

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 20.5% of net assets.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

C	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2006.

D	Pay-in-Kind (“PIK”) security — A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

E	Convertible Security — Security may be converted into issuer’s common stock.

F	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.

G	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

H	Private placement.

I	Non-income producing.
See notes to financial statements.

46      Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
High Yield Portfolio
June 30, 2006
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (Identified Cost – $159,250)		$156,489
Short-term securities at value (Identified Cost – $4,182)		4,182
Interest and dividends receivable		3,453
Receivable for fund shares sold		285
Receivable for securities sold		254

Total assets		164,663
Liabilities:
Payable for securities purchased	$3,863
Payable for fund shares repurchased	373
Accrued management fee	86
Accrued distribution and service fees	61
Accrued expenses	93

Total liabilities		4,476

Net Assets		$160,187

Net assets consist of:
Accumulated paid-in capital applicable to:
16,370 Primary Class shares outstanding		$302,215
1,523 Institutional Class shares outstanding		13,965
Undistributed net investment income		473
Accumulated net realized loss on investments		(153,705)
Unrealized appreciation/(depreciation) of investments		(2,761)

Net Assets		$160,187

Net Asset Value Per Share:
Primary Class		$8.95

Institutional Class		$8.99

See notes to financial statements.

Semi-Annual Report to Shareholders       47
Statement of Operations
High Yield Portfolio
For the Six Months Ended June 30, 2006
(Amounts in Thousands) (Unaudited)

Investment Income:
Interest	$7,295
Dividends	115

Total income			$7,410
Expenses:
Management fees	538
Distribution and service fees
Primary Class	381
Audit and legal fees	36
Custodian fees	40
Directors’ fees and expenses	15
Registration fees	27
Reports to shareholders	26
Transfer agent and shareholder servicing expense:
Primary Class	74
Institutional Class	7
Other expenses	21

	1,165
Less: Compensating balance credits	(2	)A

Total expenses, net of compensating balance credits			1,163

Net Investment Income			6,247
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	1,173
Change in unrealized appreciation/(depreciation) of investments	(1,049)

Net Realized and Unrealized Gain/(Loss) on Investments			124

Change in Net Assets Resulting From Operations			$6,371

A	See note 1, Compensating Balance Credits, in the notes to financial statements.
See notes to financial statements.

48      Semi-Annual Report to Shareholders
Statement of Changes in Net Assets
High Yield Portfolio
(Amounts in Thousands)

	For the	For the
	Six Months Ended	Year Ended
	6/30/06	12/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$6,247	$14,117
Net realized gain on investments	1,173	765
Change in unrealized appreciation/(depreciation) on investments	(1,049)	(10,653)

Change in net assets resulting from operations	6,371	4,229
Distributions to shareholders:
From net investment income:
Primary Class	(5,288)	(13,197)
Institutional Class	(487)	(861)
Change in net assets from Fund share transactions:
Primary Class	(11,461)	(38,618)
Institutional Class	1,264	4,174

Change in net assets	(9,601)	(44,273)
Net Assets:
Beginning of period	169,788	214,061

End of period	$160,187	$169,788

Undistributed net investment income	$473	$1

See notes to financial statements.

Semi-Annual Report to Shareholders       49
Financial Highlights
High Yield Portfolio
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$8.93		$9.39	$9.10	$7.96	$9.22	$10.18

Investment operations:
Net investment income	.34		.67	.62	.63	.77	.94
Net realized and unrealized gain/(loss) on investments	(.01)		(.46)	.29	1.15	(1.26)	(.94)

Total from investment operations	.33		.21	.91	1.78	(.49)	—

Distributions:
From net investment income	(.31)		(.67)	(.62)	(.64)	(.77)	(.96)

Total distributions	(.31)		(.67)	(.62)	(.64)	(.77)	(.96)

Net asset value, end of period	$8.95		$8.93	$9.39	$9.10	$7.96	$9.22

Total return	3.77	%A	2.39%	10.51%	23.03%	(5.28)%	(.13)%
Ratios to Average Net Assets:B
Total expenses	1.45	%C	1.40%	1.36%	1.41%	1.36%	1.51%
Expenses net of waivers, if any	1.45	%C	1.40%	1.36%	1.41%	1.36%	1.51%
Expenses net of all reductions	1.45	%C	1.40%	1.36%	1.41%	1.36%	1.51%
Net investment income	7.51	%C	7.28%	6.79%	7.26%	9.06%	9.59%
Supplemental Data:
Portfolio turnover rate	49.3	%A	134.0%	109.1%	122.3%	96.6%	130.0%
Net assets, end of period (in thousands)	$146,502		$157,399	$205,314	$223,773	$162,175	$199,214

A	Not annualized.

B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

C	Annualized.
See notes to financial statements.

50      Semi-Annual Report to Shareholders
Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$8.96		$9.41	$9.11	$7.96	$9.20	$10.18

Investment operations:
Net investment income	.36		.71	.66	.66	.78	1.01
Net realized and unrealized gain/(loss) on investments	—		(.45)	.31	1.15	(1.24)	(1.00)

Total from investment operations	.36		.26	.97	1.81	(.46)	.01

Distributions:
From net investment income	(.33)		(.71)	(.67)	(.66)	(.78)	(.99)

Total distributions	(.33)		(.71)	(.67)	(.66)	(.78)	(.99)

Net asset value, end of period	$8.99		$8.96	$9.41	$9.11	$7.96	$9.20

Total return	4.08	%A	2.94%	11.15%	23.54%	(5.00)%	(.06)%
Ratios to Average Net Assets:B
Total expenses	.95	%C	.85%	.80%	.85%	.82%	.97%
Expenses net of waivers, if any	.95	%C	.85%	.80%	.85%	.82%	.97%
Expenses net of all reductions	.95	%C	.84%	.80%	.85%	.82%	.97%
Net investment income	8.01	%C	7.93%	7.38%	7.78%	9.63%	10.20%
Supplemental Data:
Portfolio turnover rate	49.3	%A	134.0%	109.1%	122.3%	96.6%	130.0%
Net assets, end of period (in thousands)	$13,685		$12,389	$8,747	$6,434	$2,704	$1,331

See notes to financial statements.

Semi-Annual Report to Shareholders       51
Expense Example
Investment Grade Income Portfolio
   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2006, and held through June 30, 2006.
Actual Expenses
   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class:
Actual	$1,000.00	$988.50	$4.93
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
Institutional Class:
Actual	$1,000.00	$991.00	$2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00% and 0.50% for the Primary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

52      Semi-Annual Report to Shareholders
Performance Information
Investment Grade Income Portfolio
   The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the indices results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders       53
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-1.75%	-1.75%
Five Years	+31.75%	+5.67%
Ten Years	+85.68%	+6.38%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	This index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC- registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

B	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

54      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $1,000,000 Investment — Institutional Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-1.12%	-1.12%
Five Years	+35.36%	+6.24%
Ten Years	+95.95%	+6.96%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders       55
Portfolio Composition (as of June 30, 2006)C
Standard & Poor’s Debt RatingsD (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

56      Semi-Annual Report to Shareholders
Portfolio of Investments
Investment Grade Income Portfolio
June 30, 2006 (Unaudited)
(Amounts in Thousands)

			Par/
	Rate	Maturity Date	Shares	Value

Long-Term Securities — 98.5%
Corporate Bonds and Notes — 72.7%
Aerospace/ Defense — 1.0%
L-3 Communications Corp.	7.625%	6/15/12	$1,000	$1,015
Lockheed Martin Corporation	8.500%	12/1/29	760	956
Northrop Grumman Corporation	7.750%	2/15/31	170	199
Raytheon Company	6.150%	11/1/08	489	494
Raytheon Company	5.375%	4/1/13	1,240	1,204

				3,868

Auto Parts and Equipment — 0.4%
Johnson Controls, Inc.	5.250%	1/15/11	1,460	1,423

Automotive — 1.0%
Ford Motor Company	7.450%	7/16/31	1,975	1,427
Ford Motor Company	8.900%	1/15/32	370	295
General Motors Corporation	8.250%	7/15/23	650	512
General Motors Corporation	8.375%	7/15/33	1,990	1,602

				3,836

Banking and Finance — 7.9%
Boeing Capital Corporation	6.500%	2/15/12	1,000	1,035
Boeing Capital Corporation	5.800%	1/15/13	530	531
Countrywide Home Loans, Inc.	3.250%	5/21/08	1,200	1,148
Countrywide Home Loans, Inc.	4.125%	9/15/09	340	324
Ford Motor Credit Company	7.375%	10/28/09	2,970	2,746
Ford Motor Credit Company	7.375%	2/1/11	2,390	2,140
Ford Motor Credit Company	10.486%	6/15/11	6,829	6,853	A,B
Ford Motor Credit Company	7.250%	10/25/11	2,410	2,138
General Motors Acceptance Corporation	6.125%	8/28/07	2,680	2,652
General Motors Acceptance Corporation	6.311%	11/30/07	320	308
General Motors Acceptance Corporation	5.625%	5/15/09	590	561
General Motors Acceptance Corporation	6.875%	9/15/11	750	716

Semi-Annual Report to Shareholders       57

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Banking and Finance — Continued
General Motors Acceptance Corporation	0.000%	6/15/15	$2,700	$1,252	C
HSBC Finance Corporation	4.750%	4/15/10	1,325	1,278
HSBC Finance Corporation	5.500%	1/19/16	1,610	1,533
John Deere Capital Corporation	4.500%	8/22/07	5	5
MBNA America Bank	5.375%	1/15/08	1,200	1,196
National Rural Utilities Cooperative Finance Corporation	7.250%	3/1/12	1,700	1,811
Residential Capital Corporation	6.125%	11/21/08	530	523
Residential Capital Corporation	6.000%	2/22/11	1,970	1,909
SB Treasury Company LLC	9.400%	12/29/49	840	892	A,D

				31,551

Banks — 6.9%
Bank of America Corporation	7.400%	1/15/11	3,165	3,367
Bank of America Corporation	4.750%	8/15/13	110	103
BankAmerica Capital III	5.638%	1/15/27	585	567	B
BB&T Capital Trust II	6.750%	6/7/36	1,750	1,743
CBA Capital Trust I	5.805%	12/31/49	3,510	3,381	A
Chase Capital II	5.649%	2/1/27	1,980	1,902	B
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500	2,386	D
Key Bank NA	5.800%	7/1/14	535	528
Rabobank Capital Funding Trust II	5.260%	12/31/49	320	300	A,D
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,120	2,858	A,D
RBS Capital Trust III	5.512%	9/29/49	4,020	3,748	D
Suntrust Bank	5.000%	9/1/15	770	723
UnionBanCal Corporation	5.250%	12/16/13	785	750
Wachovia Bank NA	7.800%	8/18/10	2,640	2,826
Wachovia Capital Trust III	5.800%	3/15/42	520	505	D
Washington Mutual, Inc.	4.200%	1/15/10	700	666
Washington Mutual, Inc.	4.625%	4/1/14	1,000	903

				27,256

Building Materials — N.M.
American Standard, Inc.	8.250%	6/1/09	37	39
American Standard, Inc.	7.625%	2/15/10	5	5

				44

58      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Investment Grade Income Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Cable — 1.7%
Comcast Cable Communications, Inc.	6.750%	1/30/11	$960	$991
Comcast Corporation	7.050%	3/15/33	1,800	1,826
Comcast Corporation	6.450%	3/15/37	1,100	1,033
Cox Communications, Inc.	4.625%	1/15/10	1,410	1,345
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,485
Tele-Communications, Inc.	7.125%	2/15/28	180	177

				6,857

Casino Resorts — 0.6%
Harrah’s Operating Company, Inc.	5.500%	7/1/10	410	400
Harrah’s Operating Company, Inc.	5.750%	10/1/17	2,110	1,922

				2,322

Chemicals — 0.7%
E. I. du Pont de Nemours and Company	4.875%	4/30/14	1,100	1,029
The Dow Chemical Company	6.000%	10/1/12	750	756
The Dow Chemical Company	7.375%	11/1/29	800	888

				2,673

Computer Services and Systems — 0.8%
Electronic Data Systems Corporation	7.125%	10/15/09	530	548
Electronic Data Systems Corporation	6.500%	8/1/13	500	493
Electronic Data Systems Corporation	7.450%	10/15/29	570	587
International Business Machines Corporation	4.750%	11/29/12	1,750	1,658

				3,286

Consumer Products — 0.1%
The Clorox Company	5.000%	1/15/15	350	328
The Procter & Gamble Company	4.300%	8/15/08	200	195

				523

Semi-Annual Report to Shareholders       59

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Diversified Financial Services — 7.6%
AIG SunAmerica Global Financing VI	6.300%	5/10/11	$5,170	$5,283	A
Associates Corporation of North America	8.150%	8/1/09	775	828
Beaver Valley Funding Corp.	9.000%	6/1/17	1,100	1,223
Capital One Bank	4.875%	5/15/08	150	148
Capital One Bank	5.750%	9/15/10	870	868
Capital One Bank	6.500%	6/13/13	690	705
Capital One Financial Corporation	7.125%	8/1/08	340	348
General Electric Capital Corporation	4.000%	6/15/09	3,640	3,484
General Electric Capital Corporation	3.750%	12/15/09	4,900	4,611
General Electric Capital Corporation	5.450%	1/15/13	1,740	1,710
General Electric Capital Corporation	6.750%	3/15/32	5	5
iStar Financial Inc.	5.375%	4/15/10	3,180	3,105
iStar Financial Inc.	6.000%	12/15/10	580	578
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	240	231
Marsh & McLennan Companies, Inc.	5.875%	8/1/33	900	782
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	1,520	1,597	A,D
ZFS Finance (USA) Trust I	6.150%	12/15/65	2,490	2,386	A,D
ZFS Finance (USA) Trust II	6.450%	12/15/65	2,500	2,287	A,D

				30,179

Drug and Grocery Store Chains — 0.6%
Kroger Company	8.000%	9/15/29	1,000	1,086
Safeway Inc.	7.500%	9/15/09	600	627
Safeway Inc.	5.800%	8/15/12	750	732

				2,445

60      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Investment Grade Income Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Electric — 3.9%
AEP Texas Central Company	5.500%	2/15/13	$1,060	$1,023
American Electric Power Company, Inc.	5.250%	6/1/15	350	327
Commonwealth Edison Company	6.150%	3/15/12	560	566
Dominion Resources, Inc.	5.125%	12/15/09	490	478
Dominion Resources, Inc.	4.750%	12/15/10	140	133
Dominion Resources, Inc.	5.700%	9/17/12	510	499
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,325
FirstEnergy Corp.	7.375%	11/15/31	4,440	4,763
Niagara Mohawk Power Corporation	7.750%	10/1/08	1,010	1,051
System Energy Resources, Inc.	4.875%	10/1/07	1,020	1,004
Tampa Electric Company	6.375%	8/15/12	380	388
The Cleveland Electric Illuminating Company	5.650%	12/15/13	940	911
The Cleveland Electric Illuminating Company	7.880%	11/1/17	850	955
The Detroit Edison Company	5.200%	10/15/12	1,260	1,211

				15,634

Energy — 3.7%
Alabama Power Company	3.125%	5/1/08	920	880
DTE Energy Company	6.375%	4/15/33	350	331
Duke Energy Corporation	5.625%	11/30/12	270	267
Exelon Corporation	6.750%	5/1/11	2,000	2,067
MidAmerican Energy Holdings Company	5.875%	10/1/12	750	744
Pacific Gas and Electric Company	6.050%	3/1/34	4,610	4,351
Sempra Energy	5.659%	5/21/08	1,685	1,686	B
TXU Corp.	6.550%	11/15/34	2,730	2,398
TXU Energy Co.	7.000%	3/15/13	930	949
Xcel Energy, Inc.	7.000%	12/1/10	900	937

				14,610

Environmental Services — 0.3%
Waste Management, Inc.	6.375%	11/15/12	310	316
Waste Management, Inc.	7.375%	5/15/29	690	750

				1,066

Semi-Annual Report to Shareholders       61

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Food, Beverage and Tobacco — 1.3%
Altria Group, Inc.	7.000%	11/4/13	$1,385	$1,461
Kellogg Company	6.600%	4/1/11	1,000	1,033
Kellogg Company	7.450%	4/1/31	650	738
Reynolds American Inc.	7.875%	5/15/09	860	877	A
The Pepsi Bottling Group, Inc.	7.000%	3/1/29	340	366
Tyson Foods, Inc.	7.000%	1/15/28	800	738

				5,213

Gas and Pipeline Utilities — 1.5%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,098
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,715
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,000	1,070
The Williams Companies, Inc.	7.625%	7/15/19	2,000	2,030

				5,913

Health Care — 1.6%
Humana Inc.	6.450%	6/1/16	600	594
Tenet Healthcare Corporation	9.875%	7/1/14	2,310	2,310
Tenet Healthcare Corporation	6.875%	11/15/31	750	600
Universal Health Services, Inc.	7.125%	6/30/16	1,450	1,457
WellPoint Inc.	5.000%	12/15/14	1,330	1,237

				6,198

Homebuilding — 0.3%
Centex Corporation	5.125%	10/1/13	420	384
D.R. Horton, Inc.	5.250%	2/15/15	610	542
Pulte Homes, Inc.	6.250%	2/15/13	385	375

				1,301

Insurance — 0.9%
Aetna Inc.	5.750%	6/15/11	1,490	1,480
Liberty Mutual Group	5.750%	3/15/14	720	676	A
The St. Paul Travelers Companies, Inc.	6.250%	6/20/16	780	777
Willis Group North America	5.125%	7/15/10	760	733

				3,666

62      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Investment Grade Income Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Investment Banking/ Brokerage — 3.8%
JPMorgan Chase & Co.	5.125%	9/15/14	$5	$5
JPMorgan Chase & Co.	4.891%	9/1/15	1,035	996	D
Lehman Brothers Holdings Inc.	5.500%	4/4/16	4,690	4,482
Merrill Lynch & Co., Inc.	3.375%	9/14/07	1,345	1,313
Merrill Lynch & Co., Inc.	6.000%	2/17/09	800	805
Morgan Stanley	5.050%	1/21/11	900	873
Morgan Stanley	4.750%	4/1/14	65	59
The Bear Stearns Companies Inc.	4.550%	6/23/10	1,600	1,534
The Goldman Sachs Group, Inc.	6.345%	2/15/34	2,025	1,888
UBS Preferred Funding Trust V	6.243%	5/12/49	3,030	2,985	D

				14,940

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	1,000	1,052

Media — 2.8%
Clear Channel Communications, Inc.	4.400%	5/15/11	1,210	1,096
Clear Channel Communications, Inc.	5.500%	9/15/14	500	453
Liberty Media Corporation	7.875%	7/15/09	1,000	1,035
Liberty Media Corporation	8.500%	7/15/29	340	331
Liberty Media Corporation	8.250%	2/1/30	120	115
News America, Inc.	6.550%	3/15/33	1,495	1,394
News America, Inc.	6.200%	12/15/34	115	104
Time Warner Entertainment Co., L.P.	8.375%	7/15/33	855	967
Time Warner Inc.	6.150%	5/1/07	1,390	1,395
Time Warner Inc.	9.125%	1/15/13	1,130	1,292
Time Warner Inc.	7.700%	5/1/32	1,625	1,766
Viacom Inc.	7.700%	7/30/10	90	96
Viacom Inc.	5.625%	8/15/12	1,095	1,070

				11,114

Media and Entertainment — 0.3%
The Walt Disney Company	6.200%	6/20/14	1,220	1,240

Semi-Annual Report to Shareholders       63

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Medical Care Facilities — 1.6%
Coventry Health Care, Inc.	5.875%	1/15/12	$1,050	$1,008
HCA, Inc.	6.300%	10/1/12	1,790	1,683
HCA, Inc.	6.250%	2/15/13	2,130	1,989
HCA, Inc.	5.750%	3/15/14	150	134
Health Care REIT, Inc.	5.875%	5/15/15	1,440	1,374

				6,188

Metals and Minerals — 0.7%
Vale Overseas Limited	6.250%	1/11/16	2,885	2,748

Oil and Gas — 6.0%
Amerada Hess Corporation	7.875%	10/1/29	3,770	4,206
Apache Corporation	6.250%	4/15/12	1,150	1,178
Conoco Inc.	6.950%	4/15/29	600	653
ConocoPhillips	4.750%	10/15/12	2,290	2,178
Devon Energy Corporation	7.950%	4/15/32	1,080	1,244
El Paso Corporation	7.800%	8/1/31	1,660	1,612
El Paso Corporation	7.750%	1/15/32	340	331
Kerr-McGee Corporation	7.875%	9/15/31	4,700	5,305
Ocean Energy Inc.	4.375%	10/1/07	965	949
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	1,170	1,141
Pemex Project Funding Master Trust	8.500%	2/15/08	100	104
Pemex Project Funding Master Trust	6.625%	6/15/35	2,900	2,625	A
Pride International, Inc.	7.375%	7/15/14	800	804
Valero Energy Corporation	6.875%	4/15/12	565	586
XTO Energy, Inc.	6.250%	4/15/13	745	745

				23,661

Paper and Forest Products — 1.0%
Weyerhaeuser Company	6.750%	3/15/12	2,150	2,197
Weyerhaeuser Company	7.375%	3/15/32	1,785	1,807

				4,004

64      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Investment Grade Income Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Company	5.750%	10/1/11	$1,160	$1,157
Wyeth	6.950%	3/15/11	2,000	2,086

				3,243

Photo Equipment and Supplies — 0.3%
Eastman Kodak Company	3.625%	5/15/08	975	922
Eastman Kodak Company	7.250%	11/15/13	500	482

				1,404

Real Estate — 0.4%
EOP Operating Limited Partnership	6.750%	2/15/12	1,500	1,548

Retail — 0.6%
May Department Stores Company	5.750%	7/15/14	1,070	1,039
Target Corporation	5.875%	3/1/12	860	869
Wal-Mart Stores, Inc.	6.875%	8/10/09	475	492

				2,400

Special Purpose — 6.8%
Ahold Finance USA, Inc.	8.250%	7/15/10	960	1,001
ASIF Global Financing XIX	4.900%	1/17/13	1,120	1,061	A
Caterpillar Financial Services Corporation	4.500%	6/15/09	1,040	1,009
DaimlerChrysler NA Holding Corporation	5.780%	9/10/07	1,520	1,524	B
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	160	155
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	260	268
DaimlerChrysler NA Holding Corporation	5.875%	3/15/11	300	295
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	735	765
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	290	290
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	1,800	2,038

Semi-Annual Report to Shareholders       65

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	$1,760	$1,630	A,D
Duke Capital Corporation	6.250%	2/15/13	340	343
Fosters Finance Corporation	4.875%	10/1/14	840	768	A
ILFC E-Capital Trust I	5.900%	12/21/65	1,980	1,930	A,D
Sprint Capital Corporation	8.375%	3/15/12	1,860	2,055
Sprint Capital Corporation	8.750%	3/15/32	3,300	3,980
TCI Communications Financing III	9.650%	3/31/27	3,350	3,572
Unilever Capital Corporation	7.125%	11/1/10	480	504
Verizon Global Funding Corp.	6.125%	6/15/07	2,065	2,073
Verizon Global Funding Corp.	7.750%	6/15/32	375	404
Verizon Global Funding Corp.	5.850%	9/15/35	1,580	1,374

				27,039

Telecommunications — 2.2%
AT&T Inc.	5.100%	9/15/14	1,910	1,772
AT&T Corp.	8.000%	11/15/31	1,200	1,378
BellSouth Corporation	4.750%	11/15/12	830	770
Embarq Corporation	6.738%	6/1/13	950	947
Embarq Corporation	7.082%	6/1/16	1,500	1,492
Qwest Corporation	5.625%	11/15/08	550	536
Verizon New York Inc.	6.875%	4/1/12	1,820	1,844

				8,739

Telecommunications (Cellular/ Wireless) — 1.4%
Motorola, Inc.	7.625%	11/15/10	135	144
New Cingular Wireless Services Inc.	7.500%	5/1/07	1,500	1,521
New Cingular Wireless Services Inc.	8.125%	5/1/12	570	627
New Cingular Wireless Services Inc.	8.750%	3/1/31	980	1,202
Nextel Communications, Inc.	5.950%	3/15/14	469	450
Nextel Communications, Inc.	7.375%	8/1/15	1,600	1,629

				5,573

66      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Investment Grade Income Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Transportation — 0.9%
Burlington Northern Railroad Company	6.960%	3/22/09	$157	$161
Burlington Northern Railroad Company	7.330%	6/23/10	121	125
Continental Airlines, Inc.	7.256%	3/15/20	521	534
Continental Airlines, Inc.	6.545%	8/2/20	161	159
CSX Transportation, Inc.	7.875%	5/15/43	252	296
Delta Air Lines, Inc.	7.570%	5/18/12	300	301
Norfolk Southern Corporation	7.875%	5/15/43	348	412
Union Pacific Corporation	4.875%	1/15/15	1,740	1,617

				3,605

Total Corporate Bonds and Notes (Identified Cost — $298,095)				288,362

U.S. Government and Agency Obligations — 4.8%
Fixed Rate Securities — 4.8%
Tennessee Valley Authority	5.375%	11/13/08	150	150
United States Treasury Bonds	6.250%	5/15/30	40	45
United States Treasury Notes	4.500%	2/15/09	3,885	3,824
United States Treasury Notes	4.125%	8/15/10	10,300	9,931
United States Treasury Notes	4.875%	5/31/11	5,070	5,018

Total U.S. Government and Agency Obligations (Identified Cost — $19,082)				18,968

U.S. Government Agency Mortgage-Backed Securities — N.M.
Indexed SecuritiesB — N.M.
Freddie Mac	5.923%	9/1/24	72	73

Total U.S. Government and Agency Obligations (Identified Cost — $72)				73

Semi-Annual Report to Shareholders       67

			Par/
	Rate	Maturity Date	Shares	Value

Yankee BondsE — 21.0%
Banking and Finance — 2.6%
AIFUL CORPORATION	5.000%	8/10/10	$2,685	$2,553	A
Corporacion Andina de Fomento	5.458%	1/26/07	1,260	1,260	B
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,452	A,D
HBOS Treasury Services plc	4.000%	9/15/09	1,080	1,029	A
Mizuho Financial Group, Inc.	5.790%	4/15/14	3,565	3,490	A
Sumitomo Mitsui Banking Corporation	5.625%	7/29/49	730	681	A,D

				10,465

Banks — 4.1%
BOI Capital Funding	5.571%	2/1/49	2,000	1,846	A,D
Glitnir Banki HF	6.693%	6/15/16	1,900	1,889	A,D
HSBC Holdings plc	5.250%	12/12/12	830	802
Kaupthing Bank Hf	5.758%	4/12/11	1,440	1,441	A
Kaupthing Bank Hf	7.125%	5/19/16	3,585	3,586	A
RSHB Capital SA	7.175%	5/16/13	3,690	3,658	A
Shinsei Finance Cayman Limited	6.418%	1/29/49	3,055	2,869	A,D

				16,091

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	870	891

Electric — 1.0%
Empresa Nacional de Electricidad S.A.	8.350%	8/1/13	2,011	2,165
Hydro-Quebec	7.500%	4/1/16	1,625	1,831

				3,996

Foreign Governments — 3.0%
Federative Republic of Brazil	8.875%	4/15/24	240	266
Federative Republic of Brazil	10.125%	5/15/27	740	920
Federative Republic of Brazil	12.250%	3/6/30	340	499
Province of Nova Scotia	5.750%	2/27/12	1,000	1,008
Republic of Colombia	11.750%	2/25/20	359	472
Republic of Panama	7.125%	1/29/26	740	714
Republic of Panama	6.700%	1/26/36	353	323
Russian Federation	5.000%	3/31/30	980	1,043	D
United Mexican States	11.500%	5/15/26	1,100	1,623

68      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Investment Grade Income Portfolio — Continued

			Par/
	Rate	Maturity Date	Shares	Value

Yankee Bonds — Continued
Foreign Governments — Continued
United Mexican States	8.300%	8/15/31	$820	$947
United Mexican States	7.500%	4/8/33	3,942	4,188

				12,003

Insurance — 0.5%
Axa	8.600%	12/15/30	1,630	1,940
XL Capital Ltd.	5.250%	9/15/14	20	18

				1,958

Manufacturing (Diversified) — 0.8%
Tyco International Group SA	6.375%	10/15/11	250	255
Tyco International Group SA	7.000%	6/15/28	554	578
Tyco International Group SA	6.875%	1/15/29	2,051	2,114

				2,947

Oil and Gas — 1.4%
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	905	1,023
Petroliam Nasional Berhad	7.625%	10/15/26	610	690	A
YPF Sociedad Anonima	10.000%	11/2/28	3,500	3,990	F

				5,703

Special Purpose — 3.2%
Anadarko Finance Company	6.750%	5/1/11	970	997
Conoco Funding Company	6.350%	10/15/11	520	535
Deutsche Telekom International Finance BV	8.250%	6/15/30	1,400	1,617
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	845
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,160	1,099
HSBC Capital Funding LP	4.610%	12/29/49	760	683	A,D
Molson Coors Capital Finance	4.850%	9/22/10	1,305	1,256
Petronas Capital Ltd.	7.875%	5/22/22	770	881	A
Resona Preferred Global Securities Limited	7.191%	12/29/49	2,880	2,889	A,D
Telefonica Europe BV	8.250%	9/15/30	800	904
UFJ Finance Aruba AEC	6.750%	7/15/13	920	958

				12,664

Semi-Annual Report to Shareholders       69

			Par/
	Rate	Maturity Date	Shares	Value

Yankee Bonds — Continued
Telecommunications — 3.4%
British Telecommunications plc	8.375%	12/15/10	$900	$988
British Telecommunications plc	8.875%	12/15/30	420	516
France Telecom SA	7.750%	3/1/11	3,000	3,223
France Telecom SA	8.500%	3/1/31	340	409
INTELSAT	7.625%	4/15/12	32	27
INTELSAT	6.500%	11/1/13	1,333	1,013
Koninklijke (Royal) KPN NV	8.000%	10/1/10	990	1,050
Koninklijke (Royal) KPN NV	8.375%	10/1/30	655	703
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	1,080	1,123
Telecom Italia Capital S.p.A.	5.250%	11/15/13	2,025	1,872
Telecom Italia Capital S.p.A.	4.950%	9/30/14	1,860	1,665
Telus Corporation	7.500%	6/1/07	700	710

				13,299

Telecommunications (Cellular/ Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,000	952

Transportation — 0.2%
Qantas Airways Limited	6.050%	4/15/16	980	949	A

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	1,550	1,403

Total Yankee Bonds (Identified Cost — $84,393)				83,321

Total Long-Term Securities (Identified Cost — $401,642)				390,724

Short-Term Securities — 0.5%
U.S. Government and Agency Obligations — N.M.
Fannie Mae	0.000%	9/25/06	200	198	C,G

70      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Investment Grade Income Portfolio — Continued

Repurchase Agreements — 0.5%
Goldman, Sachs & Company 5.21%, dated 6/30/06, to be repurchased at $994 on 7/3/06 (Collateral: $995 Fannie Mae notes, 4.75%, due 1/2/07, value $1,015)	$994	$994
Merrill Lynch Government Securities, Inc. 5.14%, dated 6/30/06, to be repurchased at $993 on 7/3/06 (Collateral: $2,075 Resolution Funding Co. principal-only securities, due 7/15/15 to 1/15/26, value $1,014)	993	993

		1,987

Total Short-Term Securities (Identified Cost — $2,185)		2,185

Total Investments — 99.0% (Identified Cost — $403,827)		392,909
Other Assets Less Liabilities — 1.0%		3,869

Net Assets — 100.0%		$396,778

Semi-Annual Report to Shareholders       71

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedH
U.S. Treasury Bond Futures	September 2006	41	$(31)
U.S. Treasury Note Futures	September 2006	255	(162)

			$(193)

Futures Contracts WrittenH
U.S. Treasury Note Futures	September 2006	435	$270

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 16.6% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of June 30, 2006.

C	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

D	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

F	Illiquid security valued at fair value under procedures approved by the Board of Directors.

G	Collateral to cover futures and options contracts.

H	Futures are described in more detail in the notes to financial statements.
N.M. — Not meaningful.
See notes to financial statements.

72      Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
Investment Grade Income Portfolio
June 30, 2006
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (Identified Cost – $401,642)		$390,724
Short-term securities at value (Identified Cost – $2,185)		2,185
Cash		68
Receivable for fund shares sold		805
Interest and dividends receivable		6,244
Other assets		1

Total assets		400,027
Liabilities:
Payable for fund shares repurchased	$1,337
Payable for securities purchased	583
Payable for futures variation margin	105
Income distribution payable	868
Accrued management fee	129
Accrued distribution and service fees	124
Accrued expenses	103

Total liabilities		3,249

Net Assets		$396,778

Net assets consist of:
Accumulated paid-in capital applicable to:
37,285 Primary Class shares outstanding		$385,171
2,266 Institutional Class shares outstanding		24,022
Overdistribution of net investment income		(109)
Accumulated net realized loss on investments and futures		(1,465)
Unrealized appreciation/(depreciation) of investments and futures		(10,841)

Net Assets		$396,778

Net Asset Value Per Share:
Primary Class		$10.03

Institutional Class		$10.04

See notes to financial statements.

Semi-Annual Report to Shareholders       73
Statement of Operations
Investment Grade Income Portfolio
For the Six Months Ended June 30, 2006
(Amounts in Thousands) (Unaudited)

Investment Income:
Interest			$11,520
Expenses:
Management fees	1,163
Distribution and service fees
Primary Class	915
Audit and legal fees	35
Custodian fees	65
Directors’ fees and expenses	26
Registration fees	57
Reports to shareholders	44
Transfer agent and shareholder servicing expense:
Primary Class	166
Institutional Class	1
Other expenses	42

	2,514
Less: Fees waived	(629)
Compensating balance credits	(1	)A

Total expenses, net of waivers and compensating balance credits			$1,884

Net Investment Income			9,636
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(1,283)
Futures	7

			(1,276)
Change in unrealized appreciation/(depreciation) of investments and futures			(12,881)

Net Realized and Unrealized Loss on Investments			(14,157)

Change in Net Assets Resulting From Operations			$(4,521)

A	See note 1, Compensating Balance Credits, in the notes to financial statements.
See notes to financial statements.

74      Semi-Annual Report to Shareholders
Statement of Changes in Net Assets
Investment Grade Income Portfolio
(Amounts in Thousands)

	For the	For the
	Six Months Ended	Year Ended
	6/30/06	12/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$9,636	$18,980
Net realized gain/(loss) on investments and futures	(1,276)	2,302
Change in unrealized appreciation/(depreciation) of investments and futures	(12,881)	(14,161)

Change in net assets resulting from operations	(4,521)	7,121
Distributions to shareholders:
From net investment income:
Primary Class	(9,038)	(18,146)
Institutional Class	(589)	(836)
From net realized gain on investments:
Primary Class	(15)	(3,431)
Institutional Class	(1)	(157)
Change in net assets from Fund share transactions:
Primary Class	21,075	(22,272)
Institutional Class	3,097	10,914

Change in net assets	10,008	(26,807)
Net Assets:
Beginning of period	386,770	413,577

End of period	$396,778	$386,770

Overdistribution of net investment income	$(109)	$(118)

See notes to financial statements.

Semi-Annual Report to Shareholders       75
Financial Highlights
Investment Grade Income Portfolio
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$10.40		$10.81	$10.88	$10.42	$10.10	$9.97

Investment operations:
Net investment income	.25		.49	.49	.50	.54	.60
Net realized and unrealized gain/(loss) on investments, options and futures	(.37)		(.31)	.18	.53	.32	.14

Total from investment operations	(.12)		.18	.67	1.03	.86	.74

Distributions:
From net investment income	(.25)		(.49)	(.49)	(.50)	(.54)	(.61)
From net realized gain on investments	—A		(.10)	(.25)	(.07)	—	—

Total distributions	(.25)		(.59)	(.74)	(.57)	(.54)	(.61)

Net asset value, end of period	$10.03		$10.40	$10.81	$10.88	$10.42	$10.10

Total return	(1.15	)%B	1.69%	6.29%	10.16%	8.82%	7.52%
Ratios to Average Net Assets:C
Total expenses	1.33	%D	1.30%	1.27%	1.28%	1.30%	1.27%
Expenses net of waivers, if any	1.00	%D	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00	%D	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	4.95	%D	4.64%	4.47%	4.62%	5.32%	5.90%
Supplemental Data:
Portfolio turnover rate	32.3	%B	51.1%	74.9%	78.2%	131.0%	131.3%
Net assets, end of period (in thousands)	$374,036		$366,329	$403,361	$408,685	$334,763	$255,298

A	$(.0004) per share.

B	Not annualized.

C	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
See notes to financial statements.

76      Semi-Annual Report to Shareholders
Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$10.41		$10.82	$10.89	$10.43	$10.11	$9.97

Investment operations:
Net investment income	.28		.55	.54	.55	.59	.66
Net realized and unrealized gain/(loss) on investments, options and futures	(.37)		(.31)	.17	.53	.31	.14

Total from investment operations	(.09)		.24	.71	1.08	.90	.80

Distributions:
From net investment income	(.28)		(.55)	(.53)	(.55)	(.58)	(.66)
From net realized gain on investments	—A		(.10)	(.25)	(.07)	—	—

Total distributions	(.28)		(.65)	(.78)	(.62)	(.58)	(.66)

Net asset value, end of period	$10.04		$10.41	$10.82	$10.89	$10.43	$10.11

Total return	(.90	)%B	2.27%	6.85%	10.71%	9.38%	8.16%
Ratios to Average Net Assets:C
Total expenses	.74	%D	.74%	.74%	.78%	.78%	.74%
Expenses net of waivers, if any	.50	%D	.44%	.47%	.50%	.48%	.47%
Expenses net of all reductions	.50	%D	.44%	.47%	.50%	.48%	.47%
Net investment income	5.46	%D	5.26%	5.02%	5.13%	5.85%	6.50%
Supplemental Data:
Portfolio turnover rate	32.3	%B	51.1%	74.9%	78.2%	131.0%	131.3%
Net assets, end of period (in thousands)	$22,742		$20,441	$10,216	$5,895	$2,836	$1,424

See notes to financial statements.

Semi-Annual Report to Shareholders       77
Expense Example
Limited Duration Bond Portfolio
   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2006, and held through June 30, 2006.
Actual Expenses
   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class:
Actual	$1,000.00	$1,011.50	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
Institutional Class:
Actual	$1,000.00	$1,014.00	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00% and 0.50% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

78      Semi-Annual Report to Shareholders
Performance Information
Limited Duration Bond Portfolio
   The graphs on the following pages compare the Fund’s total returns to those of closely matched broad-based securities market indices. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the indices’ results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.
   Prior to August 31, 2004, the Fund was known as the Legg Mason U.S. Government Intermediate-Term Portfolio and followed a policy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements secured by such investments, with a dollar-weighted average portfolio maturity between three and ten years. The Fund’s performance prior to such change might have been better or worse had the Fund been managed in accordance with its current objective, policies and strategies.

Semi-Annual Report to Shareholders       79
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+1.99%	+1.99%
Five Years	+18.07%	+3.38%
Ten Years	+57.77%	+4.66%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A total rate of return index based on daily closing prices and consisting of Treasury bills with a maturity of 1-3 years.

B	A total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

80      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $1,000,000 Investment — Institutional Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.43%	+2.43%
Five Years	+21.16%	+3.91%
Ten Years	+66.31%	+5.22%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders       81
Portfolio Composition (as of June 30, 2006)C
Standard & Poor’s Debt RatingsD (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

82      Semi-Annual Report to Shareholders
Portfolio of Investments
Limited Duration Bond Portfolio
June 30, 2006 (Unaudited)
(Amounts in Thousands)

			Par/
	Rates	Maturity Date	Shares	Value

Long-Term Securities — 97.8%
Corporate Bonds and Notes — 27.0%
Auto Parts and Equipment — 0.1%
Johnson Controls, Inc.	5.298%	1/17/08	$270	$270	A

Banking and Finance — 8.1%
Countrywide Financial Corporation	5.680%	3/24/09	850	850	A
Ford Motor Credit Company	6.320%	9/28/07	1,020	998	A
Ford Motor Credit Company	6.625%	6/16/08	4,810	4,578
General Motors Acceptance Corporation	6.599%	9/23/08	4,000	3,919	A
HSBC Finance Corporation	5.410%	5/10/10	690	693	A
iStar Financial Inc.	5.661%	3/3/08	1,160	1,162	A
iStar Financial Inc.	5.650%	9/15/11	1,400	1,369
Residential Capital Corporation	6.875%	6/29/07	1,630	1,635	A
SLM Corporation	5.240%	7/27/09	1,140	1,141	A
Wachovia Capital Trust III	5.800%	3/15/42	1,210	1,174	B

				17,519

Cable — 0.3%
Comcast Cable Communications, Inc.	6.875%	6/15/09	700	720

Casino Resorts — 0.2%
Caesars Entertainment, Inc.	7.500%	9/1/09	330	343

Chemicals — 0.4%
The Dow Chemical Company	5.750%	12/15/08	560	561
The Dow Chemical Company	5.970%	1/15/09	330	332

				893

Computer Services and Systems — 0.5%
Electronic Data Systems Corporation	7.125%	10/15/09	1,000	1,033

Semi-Annual Report to Shareholders       83

			Par/
	Rates	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Diversified Financial Services — 0.7%
ZFS Finance USA Trust III	6.479%	12/15/65	$1,500	$1,503	A,C

Electric — 1.6%
Appalachian Power Company	3.600%	5/15/08	1,700	1,635
Commonwealth Edison Company	3.700%	2/1/08	580	562
FirstEnergy Corp.	6.450%	11/15/11	370	376
Niagara Mohawk Power Corporation	7.750%	10/1/08	460	479
Ohio Edison Company	4.000%	5/1/08	440	425

				3,477

Energy — 3.2%
Alabama Power Company	5.400%	8/25/09	1,000	1,003	A
CenterPoint Energy, Inc.	5.875%	6/1/08	440	439
Duke Energy Corporation	3.750%	3/5/08	1,500	1,454
Pacific Gas and Electric Company	3.600%	3/1/09	1,000	949
Sempra Energy	5.659%	5/21/08	2,000	2,001	A
TXU Corp.	4.800%	11/15/09	1,080	1,028

				6,874

Environmental Services — 0.5%
Waste Management, Inc.	7.375%	8/1/10	1,150	1,213

Food, Beverage and Tobacco — 1.5%
Altria Group, Inc.	5.625%	11/4/08	3,000	2,990
Sara Lee Corporation	6.250%	9/15/11	230	229

				3,219

Investment Banking/ Brokerage — 0.7%
Morgan Stanley	5.318%	1/18/11	880	881	A
The Bear Stearns Companies Inc.	5.356%	1/31/11	580	580	A

				1,461

84      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Limited Duration Bond Portfolio — Continued

			Par/
	Rates	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Media — 0.9%
Clear Channel Communications, Inc.	6.625%	6/15/08	$140	$141
Clear Channel Communications, Inc.	4.250%	5/15/09	790	749
Liberty Media Corporation	7.875%	7/15/09	1,120	1,160

				2,050

Oil and Gas — 3.6%
Amerada Hess Corporation	6.650%	8/15/11	1,710	1,757
Anadarko Petroleum Corporation	3.250%	5/1/08	1,440	1,371
Ocean Energy Inc.	4.375%	10/1/07	580	571
Pemex Project Funding Master Trust	8.500%	2/15/08	866	901
Pemex Project Funding Master Trust	5.871%	12/3/12	2,568	2,560	A,C
XTO Energy, Inc.	5.650%	4/1/16	640	607

				7,767

Paper and Forest Products — 0.8%
International Paper Company	3.800%	4/1/08	1,150	1,111
Weyerhaeuser Company	6.125%	3/15/07	395	395
Weyerhaeuser Company	5.950%	11/1/08	170	170

				1,676

Photo Equipment and Supplies — N.M.
Eastman Kodak Company	7.250%	11/15/13	110	106

Special Purpose — 2.7%
BAE Systems Holdings Inc.	5.570%	8/15/08	680	681	A,C
DaimlerChrysler NA Holding Corporation	5.875%	3/15/11	1,790	1,761
ILFC E-Capital Trust I	5.900%	12/21/65	1,110	1,082	B,C
International Lease Finance Corporation	5.000%	4/15/10	650	631

Semi-Annual Report to Shareholders       85

			Par/
	Rates	Maturity Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
National Rural Utilities Cooperative Finance Corporation	5.750%	12/1/08	$330	$330
Sprint Capital Corporation	6.125%	11/15/08	1,150	1,159
Verizon Global Funding Corp.	7.250%	12/1/10	240	252

				5,896

Telecommunications — 0.3%
AT&T Inc.	4.125%	9/15/09	160	152
AT&T Inc.	5.300%	11/15/10	540	527

				679

Telecommunications (Cellular/ Wireless) — 0.9%
Motorola, Inc.	4.608%	11/16/07	1,500	1,479
New Cingular Wireless Services Inc.	8.125%	5/1/12	390	429

				1,908

Total Corporate Bonds and Notes (Identified Cost — $59,591)				58,607

Asset-Backed Securities — 11.5%
Fixed Rate Securities — 3.0%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	1,912	1,884
MBNA Practice Solutions Owners Trust 2005-2	4.100%	5/15/09	2,700	2,652	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	1,300	1,267	C
Structured Asset Securities Corporation 2003-AL1	3.356%	4/25/31	714	634	C

				6,437

Indexed SecuritiesA — 8.2%
Asset Backed Funding Certificates 2002-WF2	6.073%	5/25/32	221	222
Bear Stearns Asset Backed Securities, Inc. 2004-1	5.843%	6/25/34	3,000	3,022
CHEC Loan Trust 2004-2	5.653%	2/25/31	3,500	3,503

86      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Limited Duration Bond Portfolio — Continued

			Par/
	Rates	Maturity Date	Shares	Value

Asset-Backed Securities — Continued
Indexed Securities — Continued
Citibank Credit Card Issuance Trust 2002-B1	5.790%	6/25/09	$1,675	$1,679
Countrywide Home Equity Loan Trust 2004-O	5.479%	2/15/34	976	978
Fremont Home Loan Trust 2004-C	5.593%	1/25/32	410	410
GSAA Home Equity Trust 2004-9	5.703%	9/25/34	873	874
Magnetite CBO II, Ltd.	5.640%	8/25/12	24	24	C,D
RAAC Series 2005-RP1	5.663%	7/25/37	1,158	1,158	C
Rental Car Finance Corp. 2003-1A	5.723%	5/25/08	3,000	3,008	C
Rental Car Finance Corp. 2004-1A	5.523%	6/25/09	3,000	3,004	C

				17,882

Stripped Securities — 0.3%
HSI Asset Securitization Corporation Trust, Series 2006-OPT4	1.500%	3/25/36	33,017	570	E1

Total Asset-Backed Securities (Identified Cost — $25,074)				24,889

Mortgage-Backed Securities — 22.6%
Fixed Rate Securities — 3.0%
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	141	141	C
Prime Mortgage Trust 2005-2	7.596%	10/25/32	1,622	1,655
Residential Asset Mortgage Products, Inc. 2005-SL1 A7	8.000%	5/25/32	1,694	1,747
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	2,954	2,978

				6,521

Indexed SecuritiesA — 14.8%
Banc of America Mortgage Securities 2005-F	5.023%	7/25/35	2,323	2,269
Bear Stearns Arm Trust 2004-10	4.548%	1/25/35	893	877

Semi-Annual Report to Shareholders       87

			Par/
	Rates	Maturity Date	Shares	Value

Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Alternative Loan Trust 2005-59 1A1	5.597%	11/20/35	$2,217	$2,226
Countrywide Alternative Loan Trust 2006-0a2 A5	5.497%	5/20/46	2,459	2,461
Harborview Mortgage Loan Trust 2004-8	5.652%	11/19/34	1,031	1,034
HomeBanc Mortgage Trust 2004-2	5.693%	12/25/34	1,779	1,783
HomeBanc Mortgage Trust 2005-1	5.573%	3/25/35	2,128	2,128
Impac CMB Trust 2004-2	5.583%	4/25/34	635	635
Impac CMB Trust 2004-6	5.713%	10/25/34	846	848
Impac Secured Assets Corp. 2004-3	5.523%	11/25/34	43	44
Lehman XS Trust 2005-5N 3A1A	5.623%	11/25/35	2,635	2,637
Luminent Mortgage Trust 2006-2 A1A	5.523%	2/25/46	2,552	2,548
MASTR Specialized Loan Trust 2006-01 A	5.623%	1/25/36	1,153	1,153	C
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.168%	5/25/35	2,078	2,031
Sequoia Mortgage Trust 2003-2 A2	5.560%	6/20/33	818	817
Sequoia Mortgage Trust 2003-7 A1	5.587%	1/20/34	893	894
Thornburg Mortgage Securities Trust 2005-4	5.533%	12/25/35	2,275	2,272
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10	4.065%	10/25/33	2,100	2,034
WaMu Mortgage Pass-Through Certificates, Series 2004-AR8	5.545%	6/25/44	1,428	1,431
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1	5.643%	2/25/36	2,053	2,055

				32,177

Stripped Securities — N.M.
Nomura Asset Acceptance Corporation, Series 2006-AP1	4.500%	2/15/28	400	14	E1

88      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Limited Duration Bond Portfolio — Continued

			Par/
	Rates	Maturity Date	Shares	Value

Mortgage-Backed Securities — Continued
Variable Rate SecuritiesF — 4.8%
Banc of America Funding Corporation 2004-B	4.193%	12/20/34	$1,231	$1,221
Countrywide Alternative Loan Trust 2004-33, 1A1	5.002%	12/25/34	849	846
Countrywide Alternative Loan Trust 2004-33, 2A1	4.950%	12/25/34	439	434
J.P. Morgan Mortgage Trust 2003-A1	4.363%	10/25/33	2,344	2,245
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	3,000	2,823
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.968%	4/25/35	2,894	2,832

				10,401

Total Mortgage-Backed Securities (Identified Cost — $49,742)				49,113

U.S. Government and Agency Obligations — 5.4%
Fixed Rate Securities — 3.3%
Fannie Mae	5.250%	6/15/08	440	438
Freddie Mac	3.800%	12/27/06	5,000	4,959
United States Treasury Bonds	5.375%	2/15/31	190	193
United States Treasury Notes	4.375%	1/31/08	1,650	1,630

				7,220

Treasury Inflation-Protected SecuritiesG — 2.1%
United States Treasury Inflation-Protected Security	3.000%	7/15/12	2,325	2,394
United States Treasury Inflation-Protected Security	2.375%	1/15/25	2,137	2,080

				4,474

Total U.S. Government and Agency Obligations (Identified Cost — $12,019)				11,694

Semi-Annual Report to Shareholders       89

			Par/
	Rates	Maturity Date	Shares	Value

U.S. Government Agency Mortgage-Backed Securities — 25.9%
Fixed Rate Securities — 15.6%
Fannie Mae	8.500%	6/1/10 to 8/1/11	$29	$29
Fannie Mae	7.000%	1/1/13 to 1/1/33	4,892	5,013
Fannie Mae	6.500%	7/1/13 to 10/1/32	1,848	1,865
Fannie Mae	9.500%	7/1/14	41	43
Fannie Mae	11.000%	12/1/15	55	57
Fannie Mae	12.500%	1/1/18 to 4/1/18	44	48
Fannie Mae	9.000%	11/1/21	123	130
Fannie Mae	6.000%	11/1/27	0.2	0.2
Fannie Mae	5.000%	12/1/36	17,500	16,355	H
Fannie Mae	5.500%	12/1/36	3,800	3,649	H
Freddie Mac	8.250%	2/1/08	8	8
Freddie Mac	8.500%	12/1/08 to 6/1/21	39	39
Freddie Mac	9.750%	11/1/09 to 11/1/14	23	24
Freddie Mac	9.000%	1/1/17 to 1/1/21	145	152
Freddie Mac	8.000%	2/1/31	245	258
Freddie Mac	7.000%	4/1/32	1,943	1,991
Freddie Mac	5.000%	12/1/36	200	187	H
Government National Mortgage Association	9.000%	8/15/06 to 9/15/22	7	8
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	261	261
Government National Mortgage Association	5.500%	12/1/36	3,800	3,682	H

				33,799

Indexed SecuritiesA — 10.2%
Fannie Mae	4.324%	11/1/34	1,208	1,173
Fannie Mae	4.214%	12/1/34	1,399	1,346
Fannie Mae	4.330%	1/1/35	1,195	1,149
Fannie Mae	4.865%	1/1/35	2,158	2,116
Fannie Mae	4.801%	2/1/35	4,686	4,573
Fannie Mae	4.545%	3/1/35	2,663	2,601
Fannie Mae	4.964%	3/1/35	4,840	4,773
Freddie Mac	4.350%	12/1/34	545	528
Freddie Mac	4.462%	12/1/34	2,687	2,615

90      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Limited Duration Bond Portfolio — Continued

			Par/
	Rates	Maturity Date	Shares	Value

U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Freddie Mac	4.083%	1/1/35	$515	$496
Freddie Mac	4.104%	1/1/35	882	849

				22,219

Stripped Securities — 0.1%
Government National Mortgage Association	3.250%	6/16/26	2,072	147	E1
Government National Mortgage Association	3.300%	8/16/26	1,592	148	E1

				295

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $58,710)				56,313

Yankee BondsD — 5.2%
Banking and Finance — 0.3%
AIFUL CORPORATION	5.000%	8/10/10	670	637	C

Banks — 0.5%
Kaupthing Bank Hf	5.758%	4/12/11	1,000	1,000

Energy — 0.4%
SP PowerAssets Limited Global	3.800%	10/22/08	1,000	957	C

Foreign Governments — 0.8%
Russian Federation	3.000%	5/14/08	1,940	1,831

Manufacturing (Diversified) — 0.7%
Tyco International Group SA	6.375%	10/15/11	1,480	1,510

Special Purpose — 0.3%
MUFG Capital Finance 1 Limited	6.346%	7/25/49	600	579	B

Semi-Annual Report to Shareholders       91

			Par/
	Rates	Maturity Date	Shares		Value

Yankee Bonds — Continued
Telecommunications — 1.9%
British Telecommunications plc	8.375%	12/15/10	$1,520		$1,669
Koninklijke (Royal) KPN NV	8.000%	10/1/10	900		955
Telecom Italia Capital	5.629%	2/1/11	1,040		1,045	A
Telefonica Emisiones SAU	5.714%	6/19/09	400		400	A

					4,069

Telecommunications (Cellular/ Wireless) — 0.3%
Vodafone Group Plc	3.950%	1/30/08	730		711

Total Yankee Bonds (Identified Cost — $11,550)					11,294

Preferred Stocks — 0.2%
Home Ownership Funding Corporation	13.331%		1	shs	101	B,C
Home Ownership Funding Corporation II	13.338%		1		281	B,C

Total Preferred Stocks (Identified Cost — $1,538)					382

Total Long-Term Securities (Identified Cost — $218,224)					212,292

Short-Term Securities — 13.4%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	9/25/06	$220		217	I,J

Repurchase Agreements — 13.3%
Goldman, Sachs & Company 5.21%, dated 6/30/06, to be repurchased at $14,434 (Collateral: $14,720 Freddie Mac notes, 5.25%, due 5/21/09, value $14,720)			$14,428		$14,428
Merrill Lynch Government Securities, Inc. 5.14%, dated 6/30/06, to be repurchased at $14,434 (Collateral: $15,535 Fannie Mae notes, 4.625%, due 10/15/14, value $14,719)			14,428		14,428

					28,856

Total Short-Term Securities (Identified Cost — $29,073)					29,073

92      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Limited Duration Bond Portfolio — Continued

Value

Total Investments — 111.2% (Identified Cost — $247,297)	$241,365
Other Assets Less Liabilities — (11.2)%	(24,287)

Net Assets — 100.0%	$217,078

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedK
Eurodollar Futures	September 2006	35	$(24)
U.S. Treasury Note Futures	September 2006	561	(340)

			$(364)

Futures Contracts WrittenK
U.S. Treasury Note Futures	September 2006	256	$171
U.S. Treasury Note Futures	September 2006	309	176

			$347

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of June 30, 2006.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.6% of net assets.

D	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

E	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

F	The coupon rates shown on variable rate securities are the rates at June 30, 2006. These rates vary with the weighted average coupon of the underlying loans.

G	Treasury Inflation - Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for all urban consumers. Interest is calculated on the basis of the current adjusted principal value.

H	When Issued security — Securities purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

I	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity. The amount shown as principal is the notional balance used to calculate the amount of interest due.

J	Collateral to cover futures and options contracts.

K	Futures are described in more detail in the notes to financial statements.
N.M. — Not meaningful.
See notes to financial statements.

Semi-Annual Report to Shareholders       93
Statement of Assets and Liabilities
Limited Duration Bond Portfolio
June 30, 2006
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (Identified Cost – $218,224)		$212,292
Short-term securities at value (Identified Cost – $29,073)		29,073
Cash		27
Receivable for securities sold		2,787
Receivable for fund shares sold		145
Interest and dividends receivable		1,230
Other assets		11

Total assets		245,565
Liabilities:
Payable for securities purchases	$26,831
Payable for fund shares repurchased	937
Payable for futures variation margin	110
Income distribution payable	401
Accrued management fee	62
Accrued distribution and service fees	72
Accrued expenses	74

Total liabilities		28,487

Net Assets		$217,078

Net assets consist of:
Accumulated paid-in capital applicable to:
19,840 Primary Class shares outstanding		$216,807
1,634 Institutional Class shares outstanding		16,859
Overdistribution of net investment income		(178)
Accumulated net realized loss on investments and futures		(10,461)
Unrealized appreciation/(depreciation) of investments and futures		(5,949)

Net Assets		$217,078

Net Asset Value Per Share:
Primary Class		$10.11

Institutional Class		$10.11

See notes to financial statements.

94      Semi-Annual Report to Shareholders
Statement of Operations
Limited Duration Bond Portfolio
For the Six Months Ended June 30, 2006
(Amounts in Thousands) (Unaudited)

Investment Income:
Interest	$5,514
Dividends	127

Total income			$5,641
Expenses:
Management fees	507
Distribution and service fees
Primary Class	520
Audit and legal fees	30
Custodian fees	55
Directors’ fees and expenses	25
Registration fees	24
Reports to shareholders	24
Transfer agent and shareholder servicing expense:
Primary Class	86
Institutional Class	1
Other expenses	27

	1,299
Less: Fees waived	(214)
Compensating balance credits	(2	) A

Total expenses, net of waivers and compensating balance credits			1,083

Net Investment Income			4,558
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(806)
Futures	324

			(482)
Change in unrealized appreciation/(depreciation) of investments and futures			(1,424)

Net Realized and Unrealized Loss on Investments			(1,906)

Change in Net Assets Resulting From Operations			$2,652

A	See note 1, Compensating Balance Credits, in the notes to financial statements.
See notes to financial statements.

Semi-Annual Report to Shareholders       95
Statement of Changes in Net Assets
Limited Duration Bond Portfolio
(Amounts in Thousands)

	For the	For the
	Six Months Ended	Year Ended
	6/30/06	12/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$4,558	$8,707
Net realized loss on investments and futures	(482)	(1,274)
Change in unrealized appreciation/(depreciation) of investments and futures	(1,424)	(2,592)

Change in net assets resulting from operations	2,652	4,841
Distributions to shareholders:
From net investment income:
Primary Class	(4,250)	(8,515)
Institutional Class	(389)	(574)
Change in net assets from Fund share transactions:
Primary Class	(17,102)	(51,090)
Institutional Class	(1,543)	8,896

Change in net assets	(20,632)	(46,442)
Net Assets:
Beginning of period	237,710	284,152

End of period	$217,078	$237,710

Overdistribution of net investment income	$(178)	$(97)

See notes to financial statements.

96      Semi-Annual Report to Shareholders
Financial Highlights
Limited Duration Bond Portfolio
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$10.20		$10.36	$10.54	$10.70	$10.32	$10.26

Investment operations:
Net investment income	.20		.33	.29	.26	.41	.53
Net realized and unrealized gain/(loss) on investments and futures	(.08)		(.14)	(.09)	(.14)	.38	.06

Total from investment operations	.12		.19	.20	.12	.79	.59

Distributions:
From net investment income	(.21)		(.35)	(.37)	(.28)	(.41)	(.53)
From net realized gain on investments	—		—	(.01)	—	—	—

Total distributions	(.21)		(.35)	(.38)	(.28)	(.41)	(.53)

Net asset value, end of period	$10.11		$10.20	$10.36	$10.54	$10.70	$10.32

Total return	1.15	%A	1.83%	1.89%	1.11%	7.79%	5.83%
Ratios to Average Net Assets:B
Total expenses	1.20	%C	1.15%	1.21%	1.21%	1.19%	1.17%
Expenses net of waivers, if any	1.00	%C	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00	%C	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	4.03	%C	3.21%	2.81%	2.48%	3.85%	5.08%
Supplemental Data:
Portfolio turnover rate	120.7	%A	81.6%	238.0%	487.3%	204.1%	535.2%
Net assets, end of period (in thousands)	$200,557		$219,497	$274,606	$326,844	$379,793	$300,597

A	Not annualized.

B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

C	Annualized.
See notes to financial statements.

Semi-Annual Report to Shareholders       97
Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$10.20		$10.37	$10.55	$10.70	$10.32	$10.27

Investment operations:
Net investment income	.23		.40	.35	.32	.46	.58
Net realized and unrealized gain/(loss) on investments, options and futures	(.09)		(.17)	(.10)	(.14)	.38	.05

Total from investment operations	.14		.23	.25	.18	.84	.63

Distributions:
From net investment income	(.23)		(.40)	(.42)	(.33)	(.46)	(.58)
From net realized gain on investments	—		—	(.01)	—	—	—

Total distributions	(.23)		(.40)	(.43)	(.33)	(.46)	(.58)

Net asset value, end of period	$10.11		$10.20	$10.37	$10.55	$10.70	$10.32

Total return	1.40	%A	2.29%	2.41%	1.71%	8.35%	6.30%
Ratios to Average Net Assets:B
Total expenses	.63	%C	.62%	.70%	.68%	.66%	.63%
Expenses net of waivers, if any	.50	%C	.46%	.48%	.46%	.47%	.46%
Expenses net of all reductions	.50	%C	.46%	.48%	.46%	.47%	.46%
Net investment income	4.30	%C	3.85%	3.22%	3.03%	4.38%	5.63%
Supplemental Data:
Portfolio turnover rate	120.7	%A	81.6%	238.0%	487.3%	204.1%	535.2%
Net assets, end of period (in thousands)	$16,521		$18,213	$9,546	$7,740	$9,485	$7,221

See notes to financial statements.

98      Semi-Annual Report to Shareholders
Notes to Financial Statements
Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)
1. Organization and Significant Accounting Policies:
   The Legg Mason Income Trust, Inc. (“Corporation”), consisting of the Core Bond Fund (“Core Bond”), the High Yield Portfolio (“High Yield”), the Investment Grade Income Portfolio (“Investment Grade”), and the Limited Duration Bond Portfolio, (“Limited Duration”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   The High Yield, Investment Grade and Limited Duration Portfolios consist of two classes of shares: Primary Class and Institutional Class. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
Security Valuation
   Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market of the investments existed, and the differences could be material.
   With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Semi-Annual Report to Shareholders       99

Foreign Currency Translation
   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
Security Transactions
   Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the six months ended June 30, 2006, investment transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales

	U.S. Gov’t.		U.S. Gov’t.
	Securities	Other	Securities	Other

Core Bond	$176,772	$5,880	$175,921	$5,662
High Yield	—	80,183	—	88,662
Investment Grade	62,008	86,521	55,888	67,475
Limited Duration	233,152	36,568	232,353	58,165
Repurchase Agreements
   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

100      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Income Trust, Inc. — Continued
Investment Income and Distributions to Shareholders
   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.
Compensating Balance Credits
   The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.
Other
   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
2. Federal Income Taxes:
   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Semi-Annual Report to Shareholders       101

3. Financial Instruments:
Options and Futures
   As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:

The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

102      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Income Trust, Inc. — Continued
   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
   Activity in written call and put options during the six months ended June 30, 2006, was as follows:
Core Bond Fund:

	Calls		Puts

	Actual		Actual
	Contracts	Premiums	Contracts	Premiums

Options outstanding at December 31, 2005	104	$58	68	$43
Options written	399	184	73	41
Options closed	(54)	(40)	(22)	(15)
Options expired	(214)	(114)	(50)	(35)
Options exercised	(5)	(1)	(25)	(12)

Options outstanding at June 30, 2006	230	$87	44	$22

   Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.
   The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Semi-Annual Report to Shareholders       103

   The open futures positions and related appreciation or depreciation at June 30, 2006, are listed at the end of each Fund’s portfolio of investments.
Forward Currency Exchange Contracts
   As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
   Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.
   At June 30, 2006, High Yield had no open forward currency exchange contracts.
Swap Agreements
   The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

104      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Income Trust, Inc. — Continued
   The Funds may invest in different types of swap agreements. Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. Total return swap contracts involve the exchange of commitments to pay and receive interest based on the total return of an index over a specified period.
   At June 30, 2006, there were no swap contracts outstanding for any fund.
4. Transactions With Affiliates:
   Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA has contractually agreed to waive its fees to the extent Core Bond and Limited Duration’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These contractual expense limitations are due to expire on April 30, 2007. LMFA has voluntarily agreed to waive fees to the extent that Investment Grade’s expense (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. This voluntary waiver is currently expected to continue until April 30, 2007, but may be terminated at any time. Pursuant to an agreement approved by the Board, each Fund has agreed to repay LMFA for waived fees and reimbursed expenses provided that payment does not cause operating expenses to exceed 1.00% of the Primary Class’s average net assets and 0.50% of the Institutional Class’s average net assets and the payment is made within three years after the year in which LMFA earned the fee or incurred the expense. At June 30, 2006, High Yield has no expense

Semi-Annual Report to Shareholders       105

limitation. The following chart shows annual rates of management fees, expense limits, and management fees waived, for each Fund:

			Six Months Ended
			June 30, 2006

		Expense	Management Fees
Fund	Management Fee	Limitation	Waived

Core Bond	0.45%	1.00%	$(149)
High Yield
— Primary Class	0.65%	None	—
— Institutional Class	0.65%	None	—
Investment Grade
— Primary Class	0.60%	1.00%	(437)
— Institutional Class	0.60%	0.50%	(26)
Limited Duration
— Primary Class	0.45%	1.00%	(132)
— Institutional Class	0.45%	0.50%	(11)
   Western Asset Management Company (“Adviser”) serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Core Bond; 77% of the management fee received by LMFA for High Yield; 40% of the management fee received for Investment Grade. For Limited Duration, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.
   Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as shown in the table below. For the six months ended June 30, 2006, LMIS waived $166 and $71 of the distribution and service fees for Investment Grade and Limited Duration, respectively.

	Distribution	Service
	Fee	Fee

Core Bond	0.25%	0.25%
High Yield	0.25%	0.25%
Investment Grade	0.25%	0.25%
Limited Duration	0.25%	0.25%
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts during the six months ended June 30, 2006: Core Bond, $9; High Yield, $21; Investment Grade, $36; and Limited Duration, $22.

106      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Income Trust, Inc. — Continued
   LMFA, the Adviser, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.
   Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.
5. Line of Credit:
   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2006, the Funds had no borrowings under the credit agreement.
6. Fund Share Transactions:
   At June 30, 2006, there were 2,000,000 shares authorized at $.001 par value for all classes of each portfolio of the Corporation. Share transactions for the Funds were as follows:

	Core Bond

	Six Months	Year
	Ended	Ended
	6/30/06	12/31/05

Shares
Sold	1,055	3,168
Reinvestment of Distributions	126	226
Repurchased	(1,229)	(2,404)

Net Change	(48)	990

Amount
Sold	$10,123	$31,295
Reinvestment of Distributions	1,198	2,215
Repurchased	(11,741)	(23,672)

Net Change	$(420)	$9,838

Semi-Annual Report to Shareholders       107

	High Yield

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05

Shares
Sold	1,364	2,693	280	855
Reinvestment of Distributions	434	1,090	54	94
Repurchased	(3,061)	(8,012)	(194)	(495)

Net Change	(1,263)	(4,229)	140	454

Amount
Sold	$12,327	$24,689	$2,539	$7,866
Reinvestment of Distributions	3,909	9,912	484	857
Repurchased	(27,697)	(73,219)	(1,759)	(4,549)

Net Change	$(11,461)	$(38,618)	$1,264	$4,174

	Investment Grade

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05

Shares
Sold	6,476	6,762	535	1,449
Reinvestment of Distributions	721	1,834	51	92
Repurchased	(5,124)	(10,700)	(284)	(521)

Net Change	2,073	(2,104)	302	1,020

Amount
Sold	$66,212	$72,007	$5,501	$15,490
Reinvestment of Distributions	7,356	19,415	518	970
Repurchased	(52,493)	(113,694)	(2,922)	(5,546)

Net Change	$21,075	$(22,272)	$3,097	$10,914

108      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Income Trust, Inc. — Continued

	Limited Duration

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05

Shares
Sold	1,537	3,474	244	1,392
Reinvestment of Distributions	347	743	28	49
Repurchased	(3,566)	(9,200)	(423)	(577)

Net Change	(1,682)	(4,983)	(151)	864

Amount
Sold	$15,629	$35,740	$2,478	$14,310
Reinvestment of Distributions	3,526	7,624	287	510
Repurchased	(36,257)	(94,454)	(4,308)	(5,924)

Net Change	$(17,102)	$(51,090)	$(1,543)	$8,896

7. Shareholder Meeting Results:
   A special meeting of shareholders of Legg Mason U.S. Government Money Market Portfolio was held on February 24, 2006 to approve the liquidation of the Fund. The following shares were voted at the meeting:
   That the Plan of Liquidation for Legg Mason U.S. Government Money Market Portfolio be approved.

		% of
	Shares Voted	Outstanding Shares

Affirmative	16,173,762	56.54%
Against	8,017	0.03%
Abstain	—	0.00%

Notes

Notes

Notes

Fund Information
Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD
Investment Adviser

Western Asset Management Company Pasadena, CA
Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola
Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Erin K. Morris, Treasurer
Richard M. Wachterman, Secretary
Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA
Custodian

State Street Bank & Trust Company Boston, MA
Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC
Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust
Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust
Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio
Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmasonfunds.com/about.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services — Institutional For FI and I Class Shareholders c/o BFDS P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com
Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary
LMF-056 (06/06)

Item 2. Code of Ethics.

     Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

           (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

           (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date:  August 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date:  August 23, 2006

By:  /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.
Date:  August 21, 2006